UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado			80237
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2013 – April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

SEMIANNUAL REPORT	For the period ended
(Unaudited)	April 30, 2014

Curian/PIMCO Income Fund
Curian/PIMCO Total Return Fund
Curian/WMC International Equity Fund

Curian Series Trust (Unaudited)

April 30, 2014

Table of Contents

President’s Letter	1
Schedules of Investments	2
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	28
Additional Disclosures	44
Trustees and Officers Information	45
Investment Advisory and Sub-Advisory Agreements	46

President’s Letter

Dear Fellow Investor,

Enclosed is the semiannual report for the Curian Series Trust for the six month period ended April 30, 2014.

From an economic perspective, global economies overall grew modestly during the six month period.  During the first quarter of 2014, the preliminary Eurozone gross domestic product (“GDP”) generated modest growth, similar to the fourth quarter of 2013.  The U.S. economy continued to expand in the fourth quarter of 2013 at a moderate pace of 2.6%, before posting an anemic preliminary growth rate of 0.1% during the first quarter of 2014.  However, economic growth was impeded by the cold winter weather in the first quarter of 2014, and economic indicators picked up notably in April.  Specifically, manufacturing climbed to its highest level of 2014, and the initial reading of payroll additions was the strongest since January 2012.  Conversely, China’s economy has lagged its prior growth rates so far in 2014.  After releasing generally weak economic data throughout the first quarter, China matched its lowest level of GDP growth since recovering from the credit crisis.

Domestic equity markets delivered solid returns during the six month period ended April 30, 2014, with the Standard & Poor’s® 500 (“S&P 500”) and the Dow Jones Industrial Average Index (“DJIA”) ending the period at near all-time high closing levels.  The S&P 500 and the DJIA gained 8.4% and 7.9%, respectively, during the period, while the NASDAQ Composite Index rose 5.6%.

Outside of the U.S., there was a divergence in returns between developed international markets and emerging markets during the period.  Many Developed Economy central banks continue to pursue expansionary monetary policies as they try to stimulate economic growth.  The Morgan Stanley Capital International (“MSCI”) EAFE Index posted a gain of 4.4% over the six months ended April 30, 2014, while the MSCI Emerging Markets Index declined 3.0% over the same period.

Turning to the fixed income markets, overall bond performance was positive as interest rates were largely unchanged during the period and credit spreads narrowed.  High-yield bonds delivered the strongest performance.  Over the six months, the Barclays U.S. Corporate High Yield Bond Index returned 4.7%, while investment-grade bonds and U.S. Treasuries produced more modest gains.  The Barclays U.S. Corporate Investment Grade Bond Index rose 3.8% and the Barclays U.S. Treasury Bond Index returned 0.7%.

The performance of the alternatives market was varied, with equity based assets and strategies performing stronger than other sectors.  Investors often consider incorporating alternative asset classes and strategies into their portfolios due to their diversifying influences.  These asset classes often behave differently from traditional assets under the same market conditions.  For example, the price of gold was down during the six months, which impacted the performance of alternative funds focused on commodities and natural resources.  On the other hand, listed private equity and real estate performed well as a result of the slowly improving U.S economy.

In summary, investors enjoyed mostly positive returns from most areas of the global capital markets during the six months ended April 30, 2014, particularly from domestic equities.

For the six months ended April 30, 2014, the Curian Series Trust Funds delivered positive total returns.  The Curian/PIMCO Total Return Fund rose 1.0% over the period, compared to a gain of 1.7% for the Barclays U.S. Aggregate Bond Index.  The Curian/PIMCO Income Fund returned 3.2%, compared to the Barclays U.S. Credit Index, which rose 3.6%.  The Curian/WMC International Equity Fund gained 4.0%, while the MSCI All Country World Index ex USA returned 2.9%.

Through your financial professional, Curian provides you with a comprehensive array of investment strategies within an integrated, customized investment program designed to help you effectively pursue your financial goals.  Thank you for choosing Curian for your investment needs.

Michael A. Bell
President and Chief Executive Officer
Curian Series Trust

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2014

Curian/PIMCO Income Fund

Portfolio Composition:	Percentage of Total Investments
Financials	37.0%
Government Securities	12.0
Non-U.S. Government Agency ABS	9.2
Energy	9.1
Consumer Discretionary	6.1
Telecommunication Services	4.0
Industrials	3.8
Utilities	3.1
Consumer Staples	2.7
U.S. Government Agency MBS	2.6
Health Care	2.6
Materials	2.0
Information Technology	1.7
Purchased Options	0.1
Short Term Investments	4.0
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.8%
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.78%, 09/25/34 (a)	$561,718	$512,971
Asset-Backed Pass-Through Certificates REMIC, 0.60%, 04/25/35 (a)	981,438	980,405
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	1,058,086	989,324
Banc of America Mortgage Trust REMIC, 2.75%, 09/25/34 (a)	1,194,732	1,196,498
Bear Stearns Asset Backed Securities Trust REMIC
0.64%, 07/25/35 (a)	328,157	324,981
1.35%, 01/25/45 (a)	554,214	448,563
Citigroup Mortgage Loan Trust REMIC, 5.68%, 09/25/37 (a)	332,495	271,796
Continental Airlines Pass-Through Trust
5.50%, 10/29/20	1,236,432	1,304,435
4.00%, 10/29/24	971,638	981,355
Countrywide Asset-Backed Certificates REMIC
1.01%, 08/25/34 (a)	1,100,000	1,028,181
1.13%, 06/25/35 (a)	600,000	589,711
0.25%, 07/25/37 (a)	1,427,499	1,365,389
Countrywide Home Loans Inc. Alternative Loan Trust REMIC, 3.40%, 08/25/18	1,025,363	1,030,571
CVS Pass-Through Trust, 5.93%, 01/10/34 (b)	1,420,042	1,598,605
Delta Air Lines Inc. Pass-Through Trust
7.75%, 12/17/19	530,491	623,661
6.72%, 01/02/23	792,153	921,868
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18 (c)	937,317	951,075
First Franklin Mortgage Loan Trust REMIC, 0.87%, 05/25/35 (a)	1,200,000	1,085,880
Home Equity Asset Trust REMIC, 1.25%, 07/25/35 (a)	1,950,000	1,712,387
HomeBanc Mortgage Trust REMIC, 0.42%, 10/25/35 (a)	704,651	624,074
Inwood Park CDO Ltd., 0.45%, 01/20/21 (a) (b)	117,600	116,378
Lehman XS Trust REMIC, 5.17%, 08/25/35 (a)	1,082,820	1,100,518
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.07%, 03/25/35 (a)	1,000,000	814,683
Morgan Stanley Capital I Inc. Trust REMIC, 0.44%, 01/25/36 (a)	10,200,000	8,372,262
New Century Home Equity Loan Trust REMIC, 0.43%, 10/25/35 (a)	1,978,104	1,933,668
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.14%, 09/25/34 (a)	2,051,741	1,823,353
0.65%, 07/25/35 (a)	1,200,000	1,133,282
Progress Trust, 4.19%, 06/18/44 (a), AUD	856,706	807,338
Race Point V CLO Ltd, 1.53%, 12/15/22 (b)	1,450,000	1,447,921
RALI Trust REMIC
6.00%, 12/25/35	1,423,318	1,241,890
6.00%, 02/25/37	1,510,158	1,193,524
Residential Asset Securities Corp. Trust REMIC, 0.59%, 01/25/36 (a)	1,500,000	1,322,937
SBA Tower Trust
4.25%, 04/15/15 (c)	1,000,000	1,031,718
5.10%, 04/17/17 (b)	1,000,000	1,070,453
REMIC, 3.60%, 04/15/18 (b)	2,300,000	2,321,553
STARM Mortgage Loan Trust REMIC, 6.00%, 02/25/37 (a)	831,199	825,692
Structured Asset Investment Loan Trust REMIC, 1.13%, 10/25/33 (a)	2,604,871	2,469,032
Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.43%, 09/25/33 (a)	923,113	918,911
United Air Lines Inc. Pass-Through Trust
10.40%, 11/01/16	786,324	895,466
9.75%, 01/15/17	480,780	553,498
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.40%, 01/25/35 (a)	848,244	852,728
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (a)	1,580,984	1,564,428
5.50%, 01/25/36	51,833	50,188
WG Horizons CLO, 0.49%, 05/24/19 (a) (b)	455,339	449,573
Total Non-U.S. Government Agency Asset-Backed Securities (cost $52,060,742)		52,852,724

CORPORATE BONDS AND NOTES - 79.7%

CONSUMER DISCRETIONARY - 6.9%
Altice SA
7.25%, 05/15/22 (b), EUR	200,000	288,882
7.75%, 05/15/22 (b)	200,000	208,500
Cablevision Systems Corp. Term Loan B, 2.70%, 04/09/20 (a)	794,000	782,090
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,000,000	1,070,000
Corp. GEO SAB de CV, 8.88%, 03/27/22 (b) (d) (o)	800,000	102,000
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,277,488
D.R. Horton Inc.
4.75%, 05/15/17	1,400,000	1,482,250
3.75%, 03/01/19	600,000	598,500
4.75%, 02/15/23	500,000	497,500
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	300,000	309,750
Massachusetts Institute of Technology, 4.68%, 07/01/14	1,100,000	1,140,620
MCE Finance Ltd., 5.00%, 02/15/21 (b)	1,000,000	997,500
MGM Resorts International Term Loan B, 3.50%, 12/20/19 (a)	1,580,000	1,569,145

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (e)	400,000	416,000
NBCUniversal Media LLC, 5.15%, 04/30/20	3,000,000	3,424,413
Numericable Group SA
4.88%, 05/15/19 (c)	350,000	353,500
6.00%, 05/15/22 (b)	700,000	716,625
Pearson Funding Five Plc, 3.25%, 05/08/23 (b)	1,000,000	931,818
Time Warner Cable Inc., 6.75%, 07/01/18	2,750,000	3,258,161
Toll Brothers Finance Corp., 6.75%, 11/01/19	2,000,000	2,280,000
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (a)	2,625,420	2,609,904
Viacom Inc.
4.25%, 09/01/23	1,000,000	1,041,802
4.50%, 02/27/42	2,000,000	1,879,180
Volkswagen International Finance NV, 1.60%, 11/20/17 (b)	1,500,000	1,505,679
Wynn Las Vegas LLC, 5.38%, 03/15/22 (f)	1,209,000	1,251,315
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	2,700,000	2,740,500
		33,733,122
CONSUMER STAPLES - 2.7%
Altria Group Inc.
9.70%, 11/10/18 (g)	222,000	293,016
9.25%, 08/06/19 (g)	222,000	294,367
Diageo Capital Plc, 4.83%, 07/15/20	2,000,000	2,244,362
Kraft Foods Group Inc., 6.13%, 08/23/18	2,700,000	3,158,571
Reynolds American Inc., 3.25%, 11/01/22	1,900,000	1,812,376
SABMiller Holdings Inc., 1.85%, 01/15/15 (b)	2,200,000	2,219,263
Tesco Plc, 2.00%, 12/05/14 (b)	1,500,000	1,511,926
Walgreen Co., 3.10%, 09/15/22	400,000	388,388
Wesfarmers Ltd., 2.98%, 05/18/16 (b)	1,000,000	1,040,602
Woolworths Ltd., 2.55%, 09/22/15 (b)	519,000	531,339
		13,494,210
ENERGY - 10.3%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (b) (f)	1,950,000	2,242,500
BP AMI Leasing Inc., 5.52%, 05/08/19 (b)	3,610,000	4,096,364
Chesapeake Energy Corp., 3.47%, 04/15/19 (a)	1,000,000	1,010,000
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)	700,000	716,030
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	800,000	783,114
3.00%, 05/09/23	1,800,000	1,650,389
Continental Resources Inc., 5.00%, 09/15/22	2,550,000	2,696,625
Enterprise Products Operating LLC, 3.90%, 02/15/24	800,000	808,684
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (b) (f)	600,000	541,500
Gazprom OAO, 9.25%, 04/23/19 (b)	1,900,000	2,180,250
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (b)	1,300,000	1,313,000
8.15%, 04/11/18 (b) (f)	600,000	661,500
9.25%, 04/23/19	900,000	1,032,750
Harvest Operations Corp., 6.88%, 10/01/17	620,000	671,925
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	2,300,000	2,571,149
Nabors Industries Inc., 2.35%, 09/15/16 (c)	500,000	511,292
Noble Holding International Ltd., 3.95%, 03/15/22 (f)	1,500,000	1,503,651
ONEOK Partners LP, 3.38%, 10/01/22	800,000	782,298
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (b) (f)	400,000	386,500
Petrobras Global Finance BV, 6.25%, 03/17/24	1,600,000	1,679,973
Petrobras International Finance Co., 7.88%, 03/15/19	1,700,000	1,970,869
Petrofac Ltd., 3.40%, 10/10/18 (c)	700,000	722,278
Petrohawk Energy Corp., 6.25%, 06/01/19	2,000,000	2,173,000
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	659,674
6.65%, 03/15/17	600,000	680,896
6.88%, 05/01/18	500,000	589,974
7.50%, 01/15/20	1,600,000	1,959,760
Rockies Express Pipeline LLC, 6.00%, 01/15/19 (b)	950,000	978,500
Rosneft Finance SA
7.50%, 07/18/16 (b)	1,300,000	1,371,500
7.88%, 03/13/18	1,000,000	1,077,500
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (b) (f)	600,000	500,250
Sinopec Group Overseas Development 2014 Ltd., 1.15%, 04/10/19 (a) (b) (f)	2,500,000	2,498,825
Southern Natural Gas Co. LLC, 4.40%, 06/15/21	2,000,000	2,121,090
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,765,810
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	482,336
Targa Resources Partners LP
6.88%, 02/01/21	50,000	53,625
6.38%, 08/01/22	725,000	775,750
Total Capital International SA, 0.81%, 08/10/18 (a)	1,500,000	1,512,000
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	1,014,440
		50,747,571
FINANCIALS - 40.2%
ABN AMRO Bank NV, 6.25%, 09/13/22	700,000	773,640
Ally Financial Inc., 2.75%, 01/30/17	950,000	961,875
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	627,274
American Express Co., 6.15%, 08/28/17	2,200,000	2,530,730
American Express Credit Corp., 0.74%, 07/29/16 (a)	1,200,000	1,207,560
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,162,018
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (b) (f)	2,750,000	2,983,750
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	800,000	777,000
Banco de Credito e Inversiones, 4.00%, 02/11/23 (b) (f)	400,000	392,059
Banco del Estado de Chile, 2.00%, 11/09/17 (b)	1,850,000	1,841,015
Banco do Brasil SA, 3.88%, 10/10/22	900,000	833,625
Banco Santander Brasil SA
4.25%, 01/14/16 (b)	2,000,000	2,067,500
4.63%, 02/13/17 (b)	1,700,000	1,791,375
Bank of America Corp.
0.00%, 01/04/17 (h)	3,200,000	3,109,728
7.63%, 06/01/19	8,500,000	10,488,099
4.00%, 04/01/24	1,400,000	1,406,432
Bank of America NA
1.25%, 02/14/17	1,250,000	1,248,176

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.10%, 06/15/17	250,000	282,349
Banque PSA Finance SA, 4.38%, 04/04/16 (c)	1,700,000	1,759,500
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (e), GBP	1,700,000	3,921,498
BBVA US Senior SAU, 4.66%, 10/09/15	1,900,000	1,994,977
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,226,536
BPCE SA
5.70%, 10/22/23 (c) (f)	800,000	847,112
5.15%, 07/21/24 (c) (f)	1,600,000	1,626,163
Cantor Fitzgerald LP, 7.88%, 10/15/19 (b)	1,200,000	1,269,000
Caterpillar Financial Services Corp., 5.45%, 04/15/18	2,000,000	2,270,694
CIT Group Inc., 5.50%, 02/15/19 (b)	200,000	215,500
Citigroup Inc.
5.50%, 10/15/14	445,000	454,908
4.88%, 05/07/15	1,300,000	1,351,420
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19	4,500,000	4,519,134
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	438,022
Credit Agricole SA
2.50%, 04/15/19 (c)	2,000,000	1,998,318
8.13%, 09/19/33	350,000	404,005
Credit Suisse AG
6.50%, 08/08/23	1,650,000	1,841,832
6.50%, 08/08/23 (b)	700,000	781,403
Eksportfinans ASA
2.38%, 05/25/16 (f)	500,000	499,000
5.50%, 05/25/16	1,540,000	1,632,400
5.50%, 06/26/17	700,000	749,000
Experian Finance Plc, 2.38%, 06/15/17 (b)	1,200,000	1,218,094
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	974,622
First American Financial Corp., 4.30%, 02/01/23	1,100,000	1,083,936
Ford Motor Credit Co. LLC
8.00%, 06/01/14	200,000	201,256
2.75%, 05/15/15	1,700,000	1,735,998
12.00%, 05/15/15	1,050,000	1,171,124
2.50%, 01/15/16	1,400,000	1,438,427
6.63%, 08/15/17	500,000	578,280
General Electric Capital Corp., 6.38%, 11/15/67 (a)	905,000	1,006,813
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (e)	1,200,000	1,225,500
6.25%, 09/01/17	400,000	457,091
5.95%, 01/18/18	11,450,000	13,010,417
6.15%, 04/01/18	850,000	973,811
HBOS Plc, 6.75%, 05/21/18 (b)	2,700,000	3,074,725
HDFC Bank Ltd., 3.00%, 11/30/16	1,300,000	1,313,780
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (b) (e)	400,000	584,000
HSBC Finance Corp.
0.67%, 06/01/16 (a)	600,000	599,781
6.68%, 01/15/21	4,050,000	4,789,425
HSBC Holdings Plc, 6.80%, 06/01/38	3,000,000	3,736,386
ICICI Bank Ltd.
5.50%, 03/25/15	500,000	515,743
4.75%, 11/25/16 (b)	882,000	928,484
4.75%, 11/25/16	600,000	631,622
ING Bank NV
2.00%, 09/25/15 (c)	1,000,000	1,016,478
5.80%, 09/25/23 (c)	1,000,000	1,095,944
International Lease Finance Corp., 6.75%, 09/01/16 (b)	4,000,000	4,450,000
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,601,640
Jefferies Finance LLC, 7.38%, 04/01/20 (b)	800,000	838,000
JPMorgan Chase & Co.
0.94%, 03/31/16 (a)	1,500,000	1,489,269
1.05%, 05/30/17 (a), GBP	2,700,000	4,456,085
JPMorgan Chase Bank NA
1.03%, 05/31/17 (a), EUR	3,500,000	4,831,437
6.00%, 07/05/17	1,000,000	1,136,189
6.00%, 10/01/17	7,000,000	7,980,875
Korea Development Bank, 3.00%, 09/14/22 (f)	1,000,000	975,845
Korea Exchange Bank, 3.13%, 06/26/17 (b)	1,100,000	1,137,676
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (b) (e)	400,000	434,200
LBG Capital No.2 Plc
15.00%, 12/21/19 (i), GBP	200,000	489,633
15.00%, 12/21/19 (i), EUR	500,000	1,058,202
LeasePlan Corp. NV, 2.50%, 05/16/18 (c)	3,000,000	2,994,372
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (c) (e)	1,200,000	1,695,000
Lloyds Banking Group Plc, 7.50%, (callable at 100 beginning 06/27/24) (e)	634,000	662,530
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,500,000	2,944,920
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (c)	1,250,000	1,249,764
Mizuho Bank Ltd., 0.66%, 04/16/17 (a) (c) (f)	750,000	750,445
Moody’s Corp., 4.88%, 02/15/24	3,900,000	4,146,679
Morgan Stanley, 5.95%, 12/28/17	1,000,000	1,140,000
Nationwide Building Society, 6.25%, 02/25/20 (b)	1,750,000	2,050,685
New York Life Global Funding, 1.13%, 03/01/17 (c)	1,000,000	1,000,033
NYSE Euronext, 2.00%, 10/05/17	1,500,000	1,525,206
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (c)	500,000	497,122
Piper Jaffray Cos., 4.22%, 05/31/14 (a) (c)	700,000	700,326
QBE Insurance Group Ltd., 2.40%, 05/01/18 (b)	1,100,000	1,080,069
RCI Banque SA, 3.50%, 04/03/18 (b)	1,100,000	1,150,804
Santander Issuances SAU, 7.30%, 07/27/19 (a), GBP	1,000,000	1,722,158
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	800,000	806,000
6.13%, 02/07/22 (b)	500,000	485,000
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,491,192
SLM Corp., 8.45%, 06/15/18	2,900,000	3,418,375
State Bank of India, 4.13%, 08/01/17	1,250,000	1,290,384
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (b)	232,106	244,546
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	4,500,000	4,552,934
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (c)	1,000,000	1,018,677
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (g)	1,560,000	1,705,624
UBS AG, 7.63%, 08/17/22 (f)	2,150,000	2,553,901
Union Bank NA, 0.99%, 09/26/16 (a)	500,000	505,362
Wachovia Corp., 5.75%, 02/01/18	5,400,000	6,198,730
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (e)	1,000,000	1,022,418
Weyerhaeuser Co., 7.38%, 10/01/19	2,800,000	3,409,487
Woodside Finance Ltd., 4.60%, 05/10/21 (b)	2,000,000	2,157,294
		197,695,452

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 3.0%
AbbVie Inc., 2.90%, 11/06/22	2,500,000	2,434,875
Amgen Inc.
4.50%, 03/15/20	1,400,000	1,515,664
4.10%, 06/15/21	200,000	213,511
3.88%, 11/15/21	1,100,000	1,157,886
3.63%, 05/15/22	700,000	720,202
5.15%, 11/15/41	600,000	632,569
Boston Scientific Corp., 2.65%, 10/01/18	500,000	507,205
Gilead Sciences Inc., 2.40%, 12/01/14	1,900,000	1,921,428
HCA Inc., 3.75%, 03/15/19	1,000,000	1,007,500
Hospira Inc., 6.05%, 03/30/17	1,200,000	1,325,505
Mylan Inc., 1.80%, 06/24/16	700,000	709,654
RPI Finance Trust Term Loan, 3.50%, 05/09/18 (a)	1,447,687	1,447,687
Valeant Pharmaceuticals Term Loan BD, 3.75%, 02/13/19 (a)	985,000	984,261
		14,577,947
INDUSTRIALS - 4.4%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (c) (j)	922,420	932,861
ADT Corp.
3.50%, 07/15/22	100,000	88,250
4.13%, 06/15/23 (f)	600,000	540,000
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,042,653
Aviation Capital Group Corp.
3.88%, 09/27/16 (b)	1,700,000	1,755,922
4.63%, 01/31/18 (c)	1,400,000	1,465,913
7.13%, 10/15/20 (b)	1,000,000	1,122,725
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	664,000	686,410
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	2,812,077
4.38%, 09/01/42	1,000,000	969,190
Cielo SA, 3.75%, 11/16/22 (b) (f)	500,000	468,750
Delos Finance SARL Term Loan, 2.99%, 02/27/21 (a)	1,250,000	1,244,925
Heathrow Funding Ltd., 2.50%, 06/25/15 (b)	1,100,000	1,118,829
Lender Processing Services Inc., 5.75%, 04/15/23	335,000	358,450
Masco Corp.
6.13%, 10/03/16	1,450,000	1,598,625
7.13%, 03/15/20	1,000,000	1,162,500
5.95%, 03/15/22	1,000,000	1,090,000
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (b)	1,000,000	1,041,969
USG Corp., 7.88%, 03/30/20 (b)	800,000	892,000
Verisk Analytics Inc., 4.13%, 09/12/22	975,000	986,087
		21,378,136
INFORMATION TECHNOLOGY - 1.9%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	339,000	338,661
Autodesk Inc., 1.95%, 12/15/17	1,200,000	1,209,047
Baidu Inc., 3.25%, 08/06/18	2,400,000	2,451,283
Dell Inc Term Loan B, 3.50%, 03/24/20 (a)	1,596,000	1,591,212
Hewlett-Packard Co., 1.78%, 09/19/14 (a)	1,700,000	1,708,248
Symantec Corp., 3.95%, 06/15/22	1,400,000	1,390,053
Tencent Holdings Ltd., 3.38%, 05/02/19 (b)	500,000	502,536
		9,191,040
MATERIALS - 2.2%
ALROSA Finance SA, 7.75%, 11/03/20	1,000,000	1,020,000
Anglo American Capital Plc, 4.13%, 04/15/21 (c)	200,000	200,597
Building Materials Corp. of America, 6.75%, 05/01/21 (b)	1,230,000	1,331,475
Cemex SAB de CV
9.50%, 06/15/18 (b)	400,000	457,000
5.88%, 03/25/19 (b)	1,200,000	1,233,000
Ecolab Inc., 2.38%, 12/08/14 (f)	800,000	808,781
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (b)	600,000	577,500
Freeport-McMoRan Copper & Gold Inc., 1.40%, 02/13/15	2,000,000	2,010,536
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	500,000	569,206
Mongolian Mining Corp., 8.88%, 03/29/17 (b) (f)	700,000	420,000
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (b)	700,000	667,008
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (b)	1,700,000	1,725,207
		11,020,310
TELECOMMUNICATION SERVICES - 4.6%
CC Holdings GS V LLC, 2.38%, 12/15/17 (f)	550,000	556,232
Crown Castle International Corp., 5.25%, 01/15/23	500,000	513,750
Crown Castle Towers LLC, 5.50%, 01/15/17 (b)	1,500,000	1,624,950
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,600,000	2,707,336
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18 (a)	1,342,495	1,341,152
Sprint Communications Inc., 8.38%, 08/15/17	1,400,000	1,645,000
Telecom Italia Capital SA
6.18%, 06/18/14	650,000	653,811
7.00%, 06/04/18	1,600,000	1,830,000
Telecom Italia SpA
4.50%, 09/20/17, EUR	125,000	186,758
7.38%, 12/15/17, GBP	1,650,000	3,149,063
6.38%, 06/24/19, GBP	200,000	368,239
Telefonica Emisiones SAU, 6.42%, 06/20/16	500,000	554,441
Verizon Communications Inc.
4.50%, 09/15/20	1,200,000	1,307,564
5.15%, 09/15/23	3,100,000	3,415,847
Verizon Wireless Capital LLC, 8.50%, 11/15/18	1,333,000	1,687,493
Virgin Media Secured Finance Plc, 5.38%, 04/15/21 (b)	800,000	820,000
		22,361,636
UTILITIES - 3.5%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,180,798
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,661,357
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,400,000	1,596,469
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (b) (d)	2,000,000	2,085,000
ENN Energy Holdings Ltd., 6.00%, 05/13/21	400,000	435,836
IPALCO Enterprises Inc., 7.25%, 04/01/16 (c)	1,400,000	1,536,500
Israel Electric Corp Ltd., 5.63%, 06/21/18	1,250,000	1,321,875
Israel Electric Corp. Ltd., 7.25%, 01/15/19 (b)	950,000	1,067,563
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,155,784

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,795,396
Tokyo Electric Power Co. Inc.
5.00%, 07/29/14, JPY	30,000,000	294,862
1.57%, 10/29/14, JPY	10,000,000	97,395
5.05%, 11/28/14, JPY	10,000,000	99,285
		17,328,120
Total Corporate Bonds and Notes (cost $382,250,820)		391,527,544

GOVERNMENT AND AGENCY OBLIGATIONS - 16.5%

GOVERNMENT SECURITIES - 13.5%
Municipals - 1.5%
City of New York, 5.97%, 03/01/36	1,000,000	1,197,890
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,625,594
Metropolitan Transportation Authority, RB, 6.81%, 11/15/40	1,000,000	1,307,980
Port Authority of New York & New Jersey, 4.93%, 10/01/51	1,000,000	1,050,240
Sacramento Municipal Utility District, RB, 6.16%, 05/15/36	1,000,000	1,174,880
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,115,600
		7,472,184
Sovereign - 0.9%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	200,000	286,285
Slovenia Government International Bond
4.70%, 11/01/16 (b), EUR	1,300,000	1,952,902
4.13%, 02/18/19 (c)	2,000,000	2,060,000
		4,299,187
U.S. Treasury Securities - 11.1%
U.S. Treasury Bond
3.13%, 02/15/42 (k)	10,500,000	9,911,013
3.00%, 05/15/42 (k)	1,500,000	1,379,532
3.63%, 08/15/43 (k)	2,800,000	2,884,874
3.75%, 11/15/43 (k) (l)	16,025,000	16,881,344
Principal Only, 0.00%, 08/15/43 (h) (k) (l)	20,000,000	6,891,480
Principal Only, 0.00%, 11/15/43 (h) (k)	25,400,000	8,652,916
U.S. Treasury Note
0.50%, 08/15/14 (l)	2,392,000	2,394,990
0.25%, 02/28/15 (l)	568,000	568,732
2.75%, 02/15/24 (k)	5,000,000	5,041,405
		54,606,286
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.0%
Federal National Mortgage Association - 3.0%
Federal National Mortgage Association
3.00%, 05/15/44 - 06/15/44, TBA (k)	14,000,000	13,622,813
4.00%, 05/15/44, TBA (k)	1,000,000	1,047,656
		14,670,469
Total Government and Agency Obligations (cost $80,416,474)		81,048,126

PREFERRED STOCKS - 0.4%

FINANCIALS - 0.4%
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22) (c) (e)	20,000	2,044,376
Total Preferred Stocks (cost $2,125,000)		2,044,376

TRUST PREFERREDS - 1.1%

FINANCIALS - 1.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	202,500	5,520,150

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (e)	4,000	103,240
Total Trust Preferreds (cost $5,666,915)		5,623,390

PURCHASED OPTIONS - 0.1%
Interest Rate Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	50	400,046
Total Purchased Options (cost $396,342)		400,046

SHORT TERM INVESTMENTS - 4.4%
Certificates of Deposit - 0.2%
Intesa Sanpaolo SpA, 1.61%, 04/11/16 (a)	$1,000,000	1,004,388

Federal Home Loan Bank - 0.6%
Federal Home Loan Bank, 0.10%, 08/01/14 - 09/19/14 (m)	2,800,000	2,799,536

Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp., 0.06%, 09/02/14 (m)	100,000	99,983

Securities Lending Collateral - 3.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (n)	5,000,000	5,000,000
Fidelity Institutional Money Market Portfolio, 0.08% (n)	4,000,000	4,000,000
Repurchase Agreement with CSI, 0.03% (Collateralized by $17,483,453 U.S. Treasury Bond Strip, due 11/15/37-11/15/39, value $7,111,167) acquired on 04/30/14, due 05/01/14 at $6,971,698	$6,971,693	6,971,693
		15,971,693
Treasury Securities - 0.4%
Mexico Cetes, 0.27%, 06/12/14, MXN	1,800,000	1,370,543
U.S. Treasury Bill
0.05%, 10/09/14 (l)	336,000	335,940
0.05%, 10/16/14	396,000	395,921
		2,102,404
Total Short Term Investments (cost $21,987,051)		21,978,004

Total Investments - 113.0% (cost $544,903,344)		555,474,210
Other Assets and Liabilities, Net - (13.0%)		(64,088,754)
Total Net Assets - 100.0%		$491,385,456

See accompanying Notes to Financial Statements.

(a)	Variable rate security. Rate stated was in effect as of April 30, 2014.
(b)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2014, the value of Rule 144A and Section 4(2) liquid securities was $101,413,287.

(c)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments

(d)	Security is in default relating to principal, dividends and/or interest.
(e)	Perpetual maturity security.
(f)	All or portion of the security was on loan.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Convertible security.
(j)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Financial Statements.

(k)	All or a portion of the investment was purchased on a delayed delivery basis. As of April 30, 2014, the total cost of investments purchased on a delayed delivery basis was $65,921,457
(l)	All or a portion of the securities is pledged or segregated as collateral. See the Notes to Financial Statements.
(m)	This security is direct debt of the agency and not collateralized by mortgages.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2014.
(o)	Non-income producing security.

Investments by Country*	Percentage of Total Long-Term Investments
Australia	1.6
Brazil	1.6
Canada	0.4
Cayman Islands	0.4
Chile	0.4
China	1.9
Colombia	0.1
France	1.9
Germany	0.8
India	0.9
Ireland	0.1
Israel	0.4
Italy	1.8
Japan	1.3
Luxembourg	0.3
Macau	0.5
Mexico	0.3
Mongolia	0.1
Netherlands	1.1
Norway	0.9
Peru	0.7
Russian Federation	2.5
Slovenia	0.8
South Korea	0.4
Spain	0.9
Switzerland	1.0
United Kingdom	5.0
United States	71.9
Total Long-Term Investments	100.0%

*                 The country table is presented for this Fund because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted Rule 144A securities that have not been deemed liquid, held by the Fund at April 30, 2014.

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
AABS Ltd. Term Loan A, 4.88%, 01/10/38	01/28/2013	$931,209	$932,861	0.2%
Anglo American Capital Plc, 4.13%, 04/15/21	04/09/2014	199,246	200,597	—
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	1,420,339	1,465,913	0.3
BPCE SA, 5.15%, 07/21/24	03/13/2014	1,581,752	1,626,163	0.3
BPCE SA, 5.70%, 10/22/23	10/16/2013	798,725	847,112	0.2
Banque PSA Finance SA, 4.38%, 04/04/16	02/25/2014	1,704,060	1,759,500	0.4
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22)	06/03/2013	2,125,000	2,044,376	0.4
Credit Agricole SA, 2.50%, 04/15/19	04/10/2014	1,997,501	1,998,318	0.4
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18	01/23/2012	937,317	951,075	0.2
ING Bank NV, 2.00%, 09/25/15	09/19/2012	998,629	1,016,478	0.2
ING Bank NV, 5.80%, 09/25/23	04/03/2014	1,066,437	1,095,944	0.2
IPALCO Enterprises Inc., 7.25%, 04/01/16	12/09/2011	1,451,367	1,536,500	0.3
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	2,988,562	2,994,372	0.6
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24)	10/17/2013	1,595,298	1,695,000	0.3
Metropolitan Life Global Funding I, 2.30%, 04/10/19	04/08/2014	1,248,380	1,249,764	0.3
Mizuho Bank Ltd., 0.66%, 04/16/17	04/10/2014	750,000	750,445	0.2
Nabors Industries Inc., 2.35%, 09/15/16	10/22/2013	505,341	511,292	0.1
New York Life Global Funding, 1.13%, 03/01/17	01/17/2014	998,049	1,000,033	0.2
Numericable Group SA, 4.88%, 05/15/19	04/24/2014	350,000	353,500	0.1
Omega Healthcare Investors Inc., 4.95%, 04/01/24	03/07/2014	492,976	497,122	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	697,658	722,278	0.2
Piper Jaffray Cos., 4.22%, 05/31/14	11/30/2012	700,000	700,326	0.1
SBA Tower Trust, 4.25%, 04/15/15	12/12/2011	1,022,080	1,031,718	0.2
Slovenia Government International Bond, 4.13%, 02/18/19	02/11/2014	1,987,100	2,060,000	0.4
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24	03/27/2014	1,000,000	1,018,677	0.2
		$29,547,026	$30,059,364	6.1%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	06/20/2014	124.50	50	$(22,656)
10-Year U.S. Treasury Note Future Put Option	06/20/2014	121.50	50	(12,500)
			100	$(35,156)
Foreign Currency Options
Brazilian Real versus USD Call Option, UBS	06/12/2014	2.55	2,610,000	$(953)
Brazilian Real versus USD Call Option, UBS	06/13/2014	2.52	1,130,000	(667)
Russian Ruble versus USD Call Option, CSI	06/11/2014	39.10	1,000,000	(1,876)
Russian Ruble versus USD Call Option, DUB	06/11/2014	39.05	1,000,000	(1,930)
			5,740,000	$(5,426)
Index Options
iTraxx Europe Main Series 20 Put Option, BNP	06/18/2014	0.90	110	$(3,539)
iTraxx Europe Main Series 21 Put Option, CIT	09/17/2014	0.95	72	(20,019)
			182	$(23,558)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 2.70% fixed, BOA	07/16/2014	N/A	100	$(50,479)
Call Swaption, 3-Month LIBOR versus 2.70% fixed, DUB	07/16/2014	N/A	150	(75,535)
Call Swaption, 3-Month LIBOR versus 2.70% fixed, DUB	05/19/2014	N/A	268	(60,707)
Call Swaption, 3-Month LIBOR versus 2.70% fixed, MSS	05/19/2014	N/A	51	(11,581)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	(449,385)
Put Swaption, 3-Month LIBOR versus 3.15% fixed, BOA	07/16/2014	N/A	100	(22,232)
Put Swaption, 3-Month LIBOR versus 3.15% fixed, DUB	07/16/2014	N/A	150	(32,846)
Put Swaption, 3-Month LIBOR versus 3.15% fixed, DUB	05/19/2014	N/A	152	(439)
Put Swaption, 3-Month LIBOR versus 3.20% fixed, DUB	05/19/2014	N/A	116	(125)
Put Swaption, 3-Month LIBOR versus 3.20% fixed, MSS	05/19/2014	N/A	51	(55)
			1,346	$(703,384)

See accompanying Notes to Financial Statements.

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2013	3,232	$959,261
Options written during the period	5,741,681	745,213
Options closed during the period	(1,414)	(151,703)
Options expired during the period	(1,871)	(503,728)
Options outstanding at April 30, 2014	5,741,628	$1,049,043

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
U.S. Treasury Note Future, 10-Year	June 2014	72	$34,794

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	05/05/2014	UBS	BRL	5,694,349	$2,551,328	$169,054
BRL/USD	06/03/2014	UBS	BRL	4,112,455	1,825,435	(8,518)
EUR/USD	06/03/2014	CSI	EUR	4,077,000	5,655,792	13,848
GBP/USD	06/12/2014	BCL	GBP	1,323,000	2,233,033	50,415
MXN/USD	05/14/2014	BNP	MXN	56,256,872	4,295,765	98,744
MXN/USD	08/25/2014	GSC	MXN	56,256,872	4,259,733	(11,049)
RUB/USD	06/16/2014	MSC	RUB	9,297,500	257,781	7,781
USD/AUD	05/02/2014	BCL	AUD	(1,287,000)	(1,195,619)	(9,988)
USD/AUD	06/03/2014	BNP	AUD	(1,178,000)	(1,091,905)	(2,763)
USD/BRL	05/05/2014	BCL	BRL	(1,581,894)	(708,761)	(18,761)
USD/BRL	05/05/2014	UBS	BRL	(4,112,455)	(1,842,567)	6,558
USD/CAD	06/19/2014	CSI	CAD	(354,000)	(322,599)	(2,834)
USD/EUR	05/02/2014	DUB	EUR	(1,017,000)	(1,410,932)	(8,676)
USD/EUR	05/02/2014	BOA	EUR	(9,573,000)	(13,281,077)	(79,910)
USD/EUR	06/03/2014	BOA	EUR	(10,590,000)	(14,690,908)	(39,643)
USD/GBP	06/12/2014	GSC	GBP	(8,234,000)	(13,897,805)	(101,615)
USD/GBP	06/12/2014	CSI	GBP	(297,000)	(501,293)	(7,416)
USD/GBP	06/12/2014	BNP	GBP	(3,000)	(5,064)	(72)
USD/GBP	06/12/2014	BCL	GBP	(950,000)	(1,603,463)	(24,139)
USD/JPY	05/13/2014	BCL	JPY	(580,600,000)	(5,679,465)	19,643
USD/MXN	06/12/2014	BNP	MXN	(5,899,100)	(449,348)	124
USD/MXN	06/12/2014	GSC	MXN	(11,800,377)	(898,862)	489
USD/MXN	05/14/2014	GSC	MXN	(56,256,872)	(4,295,765)	9,333
USD/RUB	06/16/2014	CSI	RUB	(9,297,500)	(257,781)	(7,781)
ZAR/USD	10/15/2014	DUB	ZAR	1,274,818	117,752	(1,014)
					$(40,936,595)	$51,810

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
DUB	Brazil Interbank Deposit Rate	Paying	12.56%	01/04/2021	BRL	14,000,000	$(6,626)	$38,991
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	62,400,000	(1,390)	(2,151,369)
BNP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	75,500,000	99,031	23,931
GSB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	50,000,000	(73,691)	(324,220)
BNP	US CPURNSA	Receiving	1.81%	02/03/2016		1,200,000	—	3,867
DUB	US CPURNSA	Receiving	1.78%	01/29/2016		300,000	60	1,110
GSB	US CPURNSA	Receiving	1.81%	02/03/2016		1,200,000	—	3,867
							$17,384	$(2,403,823)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month EURIBOR	Receiving	0.40%	03/16/2015	EUR	14,100,000	$(18,431)
N/A	3-Month LIBOR	Paying	2.65%	07/31/2023		1,400,000	(755)
N/A	6-Month EURIBOR	Receiving	2.00%	09/17/2024	EUR	5,000,000	(110,931)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	770,000,000	(184,069)
N/A	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	14,400,000	5,579
							$(308,607)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
DUB	BNP Paribas, 2.88%, 09/26/2023	0.60%	1.00%	03/20/2019	$(1,595,449)	$30,713	$15,351	$17,223
BNP	Carlsberg Breweries A/S, 3.34%, 10/13/2017	0.97%	1.00%	03/20/2019	(138,735)	224	701	(316)
GSI	Carlsberg Breweries A/S, 3.34%, 10/13/2017	0.97%	1.00%	03/20/2019	(138,735)	224	601	(215)
BNP	Commonwealth Bank of Australia, 2.25%, 03/13/2019	0.66%	1.00%	06/20/2019	(500,000)	8,373	8,858	98
CIT	Commonwealth Bank of Australia, 2.25%, 03/13/2019	0.66%	1.00%	06/20/2019	(600,000)	10,048	10,930	(182)
DUB	Commonwealth Bank of Australia, 6.25%, 01/20/2015	0.63%	1.00%	03/20/2019	(900,000)	15,971	9,623	7,398
DUB	Commonwealth Bank of Australia, 6.25%, 01/20/2015	0.66%	1.00%	06/20/2019	(1,000,000)	16,746	15,357	2,556
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.86%	5.00%	03/20/2021	(500,000)	32,294	36,014	(804)
BNP	Devon Energy Corp., 7.95%, 04/15/2032	0.91%	1.00%	06/20/2021	(400,000)	2,384	(259)	3,109
CSI	Devon Energy Corp., 7.95%, 04/15/2032	0.39%	1.00%	06/20/2018	(300,000)	7,452	(588)	8,391
DUB	Devon Energy Corp., 7.95%, 04/15/2032	0.39%	1.00%	06/20/2018	(300,000)	7,452	(882)	8,684
MSS	Domtar Corporation, 7.13%, 08/15/2015	1.18%	1.00%	03/20/2019	(500,000)	(4,141)	(11,395)	7,838
CSI	Encana Corp., 4.75%, 10/15/2013	0.43%	1.00%	03/20/2018	(2,000,000)	43,754	(26,492)	72,579
MSS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.78%	1.00%	12/20/2016	(6,500,000)	36,941	(113,735)	158,259
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.29%	5.00%	12/20/2015	(1,050,000)	81,632	87,912	(155)
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.53%	1.00%	03/20/2019	(1,700,000)	37,715	19,911	19,788
DUB	General Motors Co., 4.88%, 10/02/2023	1.41%	5.00%	03/20/2019	(1,000,000)	166,277	166,945	5,165
CSI	Glencore Finance Europe, 6.50%, 02/27/2019	1.44%	1.00%	12/20/2018	(901,776)	(17,702)	(24,233)	7,583
CSI	HJ Heinz Co., 6.38%, 07/15/2028	0.92%	1.00%	03/20/2018	(100,000)	310	(2,979)	3,406
DUB	HSBC Bank Plc, 4.00%, 01/15/2021	0.75%	1.00%	03/20/2021	(2,550,000)	40,113	(1,642)	44,730
BOA	KB Home, 9.10%, 09/15/2017	2.72%	5.00%	09/20/2018	(500,000)	46,755	25,563	24,109
GSI	KB Home, 9.10%, 09/15/2017	2.72%	5.00%	09/20/2018	(700,000)	65,457	35,279	34,261
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.84%	1.00%	12/20/2018	(500,000)	3,641	(29,438)	33,662
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.90%	1.00%	06/20/2019	(3,700,000)	17,917	23,637	(1,403)
BOA	Kingdom of Spain, 5.50%, 07/30/2017	0.84%	1.00%	12/20/2018	(100,000)	728	(5,896)	6,741
GSI	Kingdom of Spain, 5.50%, 07/30/2017	0.84%	1.00%	12/20/2018	(800,000)	5,826	(25,660)	32,419
MSS	Kingdom of Spain, 5.50%, 07/30/2017	0.87%	1.00%	03/20/2019	(3,700,000)	22,448	(22,715)	49,480
MSS	Kingdom of Spain, 5.50%, 07/30/2017	0.90%	1.00%	06/20/2019	(550,000)	2,663	2,404	901
BNP	Lafarge SA, 5.38%, 11/29/2018	1.66%	1.00%	03/20/2021	(1,040,511)	(43,491)	(96,012)	53,736
CSI	Lafarge SA, 5.38%, 11/29/2018	1.66%	1.00%	03/20/2021	(1,387,347)	(57,987)	(134,551)	78,182
BBP	Metlife Inc., 4.75%, 02/08/2021	0.50%	1.00%	12/20/2018	(3,000,000)	68,547	—	72,047
BBP	Morgan Stanley, 6.00%, 04/28/2015	0.66%	1.00%	12/20/2018	(2,500,000)	38,103	3,613	37,406
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	2.39%	1.00%	06/20/2019	(1,000,000)	(66,124)	(76,887)	11,929
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.80%	1.00%	03/20/2015	(700,000)	1,233	(6,338)	8,387
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.89%	1.00%	06/20/2015	(1,200,000)	1,553	(3,435)	6,388
DUB	Prudential Financial Inc., 6.10%, 06/15/2017	0.48%	1.00%	12/20/2018	(2,500,000)	59,124	—	62,041
DUB	Republic of Colombia, 10.38%, 01/28/2033	0.40%	1.00%	03/20/2016	(250,000)	2,838	1,503	1,627
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.40%	1.00%	03/20/2016	(750,000)	8,514	4,509	4,880
BNP	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.50%	1.00%	03/20/2017	(2,000,000)	28,729	(67,817)	98,879
BBP	Sony Corporation, 1.57%, 06/19/2015	1.07%	1.00%	03/20/2018	(97,814)	(280)	(7,091)	6,925
BOA	Sony Corporation, 1.57%, 06/19/2015	1.07%	1.00%	03/20/2018	(97,814)	(280)	(7,091)	6,925
DUB	Sony Corporation, 1.57%, 06/19/2015	1.07%	1.00%	03/20/2018	(97,814)	(280)	(7,330)	7,164
GSI	Sony Corporation, 1.57%, 06/19/2015	1.07%	1.00%	03/20/2018	(489,069)	(1,399)	(35,753)	34,925
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.86%	1.00%	06/20/2019	(138,735)	(5,804)	(8,713)	3,071
CSI	Telefonica Emisiones, 02/02/2016	1.36%	1.00%	06/20/2021	(971,143)	(23,350)	(38,548)	16,330

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (2) (continued)
BBP	The Republic of Italy, 6.88%, 09/27/2023	1.07%	1.00%	12/20/2018	$(400,000)	$(1,271)	$(26,228)	$25,424
BBP	The Republic of Italy, 6.88%, 09/27/2023	1.07%	1.00%	12/20/2018	(1,200,000)	(3,812)	(92,049)	89,636
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.71%	1.00%	12/20/2016	(1,100,000)	8,362	(12,656)	22,302
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.11%	1.00%	03/20/2019	(1,000,000)	(4,957)	(21,524)	17,734
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.11%	1.00%	03/20/2019	(7,600,000)	(37,675)	(145,892)	117,084
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.11%	1.00%	03/20/2019	(3,700,000)	(18,342)	(64,017)	49,992
GSI	The Republic of Italy, 6.88%, 09/27/2023	1.07%	1.00%	12/20/2018	(1,100,000)	(3,495)	(71,645)	69,434
MSS	The Republic of Italy, 6.88%, 09/27/2023	0.53%	1.00%	03/20/2016	(6,700,000)	59,317	(5,624)	72,758
MSS	The Republic of Italy, 6.88%, 09/27/2023	1.07%	1.00%	12/20/2018	(500,000)	(1,588)	(32,566)	31,561
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.09%	1.00%	12/20/2016	(3,000,000)	72,310	10,972	64,838
BOA	United Mexican States, 5.95%, 03/19/2019	0.74%	1.00%	12/20/2018	(200,000)	2,391	(539)	3,163
BOA	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	03/20/2019	(500,000)	5,217	3,548	2,253
DUB	United Mexican States, 5.95%, 03/19/2019	0.74%	1.00%	12/20/2018	(500,000)	5,978	1,708	4,853
DUB	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	03/20/2019	(2,950,000)	30,779	22,428	11,793
GSI	United Mexican States, 5.95%, 03/19/2019	0.74%	1.00%	12/20/2018	(2,000,000)	23,911	1,172	25,072
MSS	United Mexican States, 5.95%, 03/19/2019	0.41%	1.00%	12/20/2016	(6,000,000)	92,938	(97,951)	197,889
MSS	United Mexican States, 5.95%, 03/19/2019	0.78%	1.00%	03/20/2019	(1,150,000)	11,999	5,021	8,319
BNP	UnityMedia KabelBW GmbH, 9.63%, 12/01/2019	2.58%	5.00%	03/20/2019	(1,387,347)	153,109	134,835	26,366
BBP	UPC Holding BV, 8.38%, 08/15/2020	3.46%	5.00%	03/20/2021	(277,469)	25,143	26,108	654
BOA	UPC Holding BV, 8.38%, 08/15/2020	2.70%	5.00%	03/20/2019	(693,674)	72,407	42,074	34,380
BBP	Virgin Media Finance Plc, 7.00%, 04/15/2023	3.44%	5.00%	06/20/2021	(416,204)	39,380	40,230	1,578
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.57%	1.00%	03/20/2018	(1,400,000)	22,864	(17,635)	42,133
					$(95,219,636)	$1,246,826	$(586,999)	$1,975,363

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Received / Pay Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
N/A	CDX.NA.IG-17	N/A	1.00%	12/20/2016	$(4,830,000)	$96,150	$21,511
N/A	CDX.NA.IG-17	N/A	1.00%	12/20/2021	(75,000)	430	1,366
N/A	iTraxx Europe Series 20	N/A	5.00%	12/20/2018	(971,143)	112,991	10,944
N/A	iTraxx Europe Series 21	N/A	1.00%	06/20/2019	(6,867,370)	101,211	34,445
					$(12,743,513)	$310,782	$68,266

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2014

Curian/PIMCO Total Return Fund

Portfolio Composition:	Percentage of Total Investments
Government Securities	38.6%
U.S. Government Agency MBS	16.9
Financials	14.6
Non-U.S. Government Agency ABS	7.4
Telecommunication Services	2.4
Energy	0.9
Consumer Discretionary	0.5
Industrials	0.4
Health Care	0.4
Consumer Staples	0.2
Information Technology	0.1
Materials	0.1
Utilities	0.0
Short Term Investments	17.5
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.4%
Accredited Mortgage Loan Trust REMIC, 0.41%, 09/25/36 (a)	$10,000,000	$7,463,540
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.19%, 10/25/34 (a)	2,901,254	2,696,141
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.50%, 04/15/33 (a)	2,054,292	1,956,764
Banc of America Funding Trust REMIC, 4.98%, 02/20/35 (a)	551,996	552,756
Bear Stearns Asset Backed Securities I Trust REMIC, 0.64%, 09/25/35 (a)	6,000,000	4,442,370
Citigroup Mortgage Loan Trust REMIC, 2.53%, 10/25/35 (a)	167,147	165,364
Countrywide Asset-Backed Certificates REMIC, 0.90%, 06/25/34 (a)	6,700,000	6,374,427
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	617,070	673,797
Delta Air Lines Inc. Pass-Through Trust, 7.75%, 12/17/19	265,246	311,831
Delta Funding Corp. Home Equity Loan Trust, 2.03%, 12/25/31 (a)	5,163,418	4,758,095
First Horizon Alternative Mortgage Securities Trust REMIC, 2.21%, 06/25/34 (a)	808,096	792,516
First Horizon Mortgage Pass-Through Trust REMIC, 2.55%, 06/25/35 (a)	2,408,307	2,240,111
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 03/10/39	1,200,000	1,312,982
GSAA Trust REMIC, 0.42%, 06/25/35 (a)	955,788	892,247
GSR Mortgage Loan Trust REMIC, 2.65%, 09/25/35 (a)	1,731,098	1,750,384
Impac Secured Assets Trust REMIC, 0.32%, 01/25/37 (a)	11,614,623	9,423,013
IndyMac INDX Mortgage Loan Trust REMIC, 0.40%, 09/25/37 (a)	1,122,513	957,523
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,400,000	1,526,470
5.42%, 01/15/49	400,000	438,406
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	286,353	291,616
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,324,842	1,267,460
Lehman XS Trust REMIC, 0.33%, 07/25/37 (a)	9,108,182	6,197,107
Merit Securities Corp. REMIC, 0.77%, 04/28/27 (a) (b)	69,922	60,845
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (a)	1,500,000	1,649,043
Morgan Stanley Mortgage Loan Trust REMIC, 0.41%, 04/25/35 (a)	325,526	301,589
Morgan Stanley Re-REMIC Trust, 6.00%, 08/12/45 (a) (b)	1,312,994	1,453,813
MortgageIT Trust REMIC, 0.45%, 08/25/35 (a)	1,356,218	1,272,286
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	6,051,558	6,641,585
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.36%, 10/01/35 (a)	3,473,891	3,524,603
PHH Mortgage Capital LLC REMIC, 5.58%, 07/18/35 (a)	1,414,347	1,478,359
Provident Funding Mortgage Loan Trust REMIC, 2.66%, 10/25/35 (a)	1,141,237	1,133,074
SG Mortgage Securities Trust REMIC, 0.36%, 10/25/36 (a)	6,703,000	3,491,881
SLM Private Education Loan Trust, 1.25%, 08/15/23 (a) (b)	5,197,020	5,226,767
Soundview Home Loan Trust REMIC
0.39%, 07/25/36 (a)	1,900,000	981,116
0.28%, 12/25/36 (a)	626,323	596,229
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,093,773
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.41%, 08/25/35 (a)	222,810	222,339
1.33%, 11/25/42 (a)	4,755,661	4,585,832

Total Non-U.S. Government Agency Asset-Backed Securities (cost $84,111,222)		90,198,054

CORPORATE BONDS AND NOTES - 22.0%

CONSUMER DISCRETIONARY - 0.5%
Daimler Finance North America LLC, 2.95%, 01/11/17 (c)	2,771,000	2,885,667
Marks & Spencer Plc, 6.25%, 12/01/17 (c)	2,300,000	2,588,190
		5,473,857
CONSUMER STAPLES - 0.3%
Kroger Co., 0.76%, 10/17/16 (a)	2,700,000	2,706,609

ENERGY - 0.9%
Canadian Natural Resources Ltd., 0.61%, 03/30/16 (a)	4,900,000	4,906,100
Gazprom OAO Via Gaz Capital SA, 8.13%, 07/31/14 (b)	4,000,000	4,040,000
Petrobras International Finance Co., 7.88%, 03/15/19	300,000	347,801
Rosneft Finance SA, 7.50%, 07/18/16	900,000	949,500
		10,243,401
FINANCIALS - 16.3%
Ally Financial Inc.
6.75%, 12/01/14	900,000	928,125
6.75%, 12/01/14	2,900,000	2,994,250
8.30%, 02/12/15	6,700,000	7,060,125
4.63%, 06/26/15	700,000	726,390
2.75%, 01/30/17	600,000	607,500
5.50%, 02/15/17	3,500,000	3,806,250
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,789,558
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,851,158

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
American International Group Inc.
8.25%, 08/15/18	700,000	874,434
8.18%, 05/15/58 (a)	5,600,000	7,490,000
Banco do Brasil SA
4.50%, 01/22/15 (b)	1,300,000	1,330,875
6.00%, 01/22/20 (b) (d)	200,000	216,500
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (b) (d)	2,900,000	3,008,750
Banco Santander Brasil SA, 4.25%, 01/14/16 (b)	1,000,000	1,033,750
Banco Santander Chile, 1.13%, 04/11/17 (a) (b)	3,700,000	3,700,033
Bank of America Corp., 1.02%, 05/23/17 (a), EUR	1,200,000	1,635,683
Bank of Nova Scotia, 1.25%, 04/11/17	9,400,000	9,417,945
Barclays Bank Plc, 5.20%, 07/10/14	200,000	201,771
CIT Group Inc., 4.75%, 02/15/15 (b)	400,000	410,500
Citigroup Inc.
5.00%, 09/15/14	4,900,000	4,978,684
4.59%, 12/15/15	4,300,000	4,554,814
3.95%, 06/15/16	600,000	635,563
4.45%, 01/10/17	200,000	216,026
Credit Agricole Home Loan SFH, 0.98%, 07/21/14 (a) (b)	1,800,000	1,802,342
Ford Motor Credit Co. LLC
8.00%, 06/01/14	1,800,000	1,811,306
3.88%, 01/15/15	7,100,000	7,263,896
7.00%, 04/15/15	1,400,000	1,482,712
3.98%, 06/15/16	200,000	212,113
HBOS Plc
0.94%, 09/06/17 (a)	2,571,000	2,524,599
6.75%, 05/21/18 (b)	900,000	1,024,908
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	2,885,849
Industrial Bank of Korea, 3.75%, 09/29/16 (b)	1,500,000	1,585,291
JPMorgan Chase & Co.
1.10%, 10/15/15	6,900,000	6,933,203
3.45%, 03/01/16	600,000	627,983
3.15%, 07/05/16	1,700,000	1,777,596
1.05%, 05/30/17 (a), GBP	7,400,000	12,212,974
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,504,937
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	16,838,027
6.88%, 04/25/18	2,600,000	3,062,717
Morgan Stanley
4.10%, 01/26/15	4,900,000	5,022,500
5.38%, 10/15/15	4,000,000	4,260,812
RCI Banque SA, 4.60%, 04/12/16 (b)	1,953,000	2,075,260
Russian Agricultural Bank OJSC Via RSHB Capital SA, 9.00%, 06/11/14 (b)	7,100,000	7,156,218
SLM Corp.
5.14%, 06/15/16	10,000,000	10,368,180
8.45%, 06/15/18	1,500,000	1,768,125
Springleaf Finance Corp., 6.90%, 12/15/17	7,000,000	7,682,500
UBS AG, 7.63%, 08/17/22	3,400,000	4,038,727
Wells Fargo & Co., 0.69%, 04/22/19 (a)	3,200,000	3,206,282
XLIT Ltd., 5.25%, 09/15/14	600,000	610,267
		175,208,008
HEALTH CARE - 0.5%
HCA Inc., 7.25%, 09/15/20	1,150,000	1,240,563
HCA Inc. Extended Term Loan A-2, 6.90%, 05/02/16 (a)	3,740,000	3,734,876
		4,975,439
INDUSTRIALS - 0.5%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	600,000	647,216
CSX Corp.
6.25%, 04/01/15	700,000	735,368
5.60%, 05/01/17	3,350,000	3,756,938
		5,139,522
INFORMATION TECHNOLOGY - 0.1%
Apple Inc.
2.85%, 05/06/21	600,000	602,489
3.45%, 05/06/24	1,000,000	1,001,321
		1,603,810
MATERIALS - 0.1%
Gerdau Holdings Inc., 7.00%, 01/20/20 (b)	900,000	1,013,625
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20 (b)	200,000	180,000
GTL Trade Finance Inc., 7.25%, 10/20/17 (b)	300,000	339,000
		1,532,625
TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc., 0.65%, 03/30/17 (a)	3,300,000	3,298,129
BellSouth Corp., 4.18%, 04/26/15 (c)	9,800,000	10,144,656
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,300,000	2,394,951
Sprint Communications Inc., 6.00%, 12/01/16	600,000	657,000
Verizon Communications Inc.
1.76%, 09/15/16 (a)	2,400,000	2,469,818
2.50%, 09/15/16	8,200,000	8,487,361
1.98%, 09/14/18 (a)	500,000	527,909
3.65%, 09/14/18	1,600,000	1,707,984
		29,687,808
UTILITIES - 0.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (b)	200,000	216,250

Total Corporate Bonds and Notes (cost $229,137,786)		236,787,329

GOVERNMENT AND AGENCY OBLIGATIONS - 63.0%

GOVERNMENT SECURITIES - 43.8%
Federal Home Loan Mortgage Corp. - 3.8% (e)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 09/29/17	19,100,000	19,037,674
5.50%, 08/23/17	2,400,000	2,743,694
0.88%, 03/07/18	300,000	294,251
1.75%, 05/30/19	600,000	598,811
1.25%, 08/01/19 - 10/02/19	19,400,000	18,698,083
		41,372,513
Federal National Mortgage Association - 3.5% (e)
Federal National Mortgage Association
1.25%, 01/30/17 (f)	7,400,000	7,489,177
5.00%, 02/13/17 - 05/11/17	6,000,000	6,712,844
1.13%, 04/27/17	800,000	804,546
5.38%, 06/12/17	4,800,000	5,438,952
0.88%, 08/28/17 - 05/21/18	16,800,000	16,621,185
1.88%, 09/18/18	1,100,000	1,111,793
		38,178,497
Municipals - 2.5%
American Municipal Power Inc., RB, 8.08%, 02/15/50	2,200,000	3,245,682
Bay Area Toll Authority, RB - Series S1
7.04%, 04/01/50	2,000,000	2,770,200
6.91%, 10/01/50	1,000,000	1,375,730
California Statewide Communities Development Authority, RB, 7.55%, 05/15/40	1,100,000	1,389,806

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Dallas Convention Center Hotel Development Corp., RB, 7.09%, 01/01/42	2,800,000	3,444,980
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	1,800,000	2,345,886
Mississippi Development Bank, RB, 6.31%, 01/01/33	300,000	363,666
New Jersey State Turnpike Authority, RB, 7.10%, 01/01/41	2,000,000	2,748,760
New York State Dormitory Authority, RB, 5.00%, 03/15/29	1,100,000	1,236,609
Ohio Higher Educational Facility Commission, RB, GO, 5.00%, 01/01/38	800,000	862,272
State of California
7.50%, 04/01/34	1,400,000	1,933,470
7.63%, 03/01/40	1,800,000	2,557,332
7.60%, 11/01/40	1,000,000	1,437,740
State of Iowa, RB, 6.75%, 06/01/34	400,000	446,540
University of California, RB, 6.40%, 05/15/31	1,100,000	1,305,898
		27,464,571
Sovereign - 8.3%
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (b)	300,000	305,625
Italy Buoni Poliennali Del Tesoro
3.00%, 06/15/15 - 11/01/15, EUR	6,200,000	8,870,826
4.50%, 07/15/15, EUR	3,500,000	5,072,893
3.75%, 08/01/15 - 08/01/16, EUR	14,500,000	20,879,970
2.75%, 12/01/15, EUR	4,100,000	5,862,386
2.25%, 05/15/16, EUR	4,000,000	5,705,938
1.50%, 12/15/16, EUR	400,000	561,410
4.75%, 05/01/17, EUR	100,000	153,173
Italy Certificati di Credito del Tesoro, 0.00%, 06/30/15 - 12/31/15 (g), EUR	2,600,000	3,561,712
Province of Ontario, Canada, 3.15%, 06/02/22, CAD	600,000	555,938
Province of Quebec, Canada, 4.25%, 12/01/21, CAD	2,000,000	1,995,949
Spain Government Bond
4.00%, 07/30/15, EUR	7,900,000	11,409,954
3.75%, 10/31/15, EUR	10,800,000	15,666,892
3.15%, 01/31/16, EUR	1,100,000	1,590,779
3.25%, 04/30/16, EUR	1,300,000	1,891,745
3.30%, 07/30/16, EUR	2,800,000	4,095,163
4.25%, 10/31/16, EUR	800,000	1,200,788
		89,381,141
Treasury Inflation Index Securities - 8.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 04/15/19 (f) (h)	613,842	630,928
1.38%, 01/15/20 (h)	325,713	354,009
1.25%, 07/15/20 (h)	861,248	934,253
1.13%, 01/15/21 (h)	214,654	229,428
0.63%, 07/15/21 (h)	7,187,661	7,457,759
0.13%, 01/15/22 - 01/15/23 (h)	20,172,221	19,796,838
0.38%, 07/15/23 (h)	7,566,450	7,564,680
2.38%, 01/15/25 - 01/15/27 (h)	19,072,206	22,848,034
2.00%, 01/15/26 (h)	8,635,243	9,970,329
1.75%, 01/15/28 (h)	19,163,799	21,575,736
		91,361,994
U.S. Treasury Securities - 17.2%
U.S. Treasury Note
0.07%, 01/31/16 (a) (f)	77,000,000	76,971,279
0.09%, 04/30/16 (a)	27,000,000	26,999,190
0.88%, 09/15/16 - 04/30/17	7,000,000	7,011,290
0.63%, 11/15/16 - 08/31/17	13,000,000	12,923,846
1.00%, 03/31/17	2,500,000	2,510,938
0.75%, 06/30/17 - 12/31/17	1,900,000	1,870,210
0.50%, 07/31/17	3,200,000	3,148,000
0.75%, 03/31/18 (f)	300,000	293,695
1.50%, 01/31/19 - 02/28/19	21,600,000	21,462,305
1.63%, 03/31/19 (f)	29,000,000	28,945,625
1.63%, 04/30/19	2,800,000	2,792,126
		184,928,504
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 19.2%
Federal Home Loan Mortgage Corp. - 2.5%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	1,806,339	1,949,141
5.50%, 09/01/33 - 03/01/40	4,939,215	5,438,039
4.00%, 05/15/44, TBA (i)	2,000,000	2,091,953
4.50%, 05/15/44, TBA (i)	9,000,000	9,660,235
REMIC, 0.87%, 05/15/37 (a)	1,501,478	1,518,453
REMIC, 5.00%, 08/15/38	5,899,743	6,362,548
		27,020,369
Federal National Mortgage Association - 16.7%
Federal National Mortgage Association
3.00%, 07/01/21 - 05/01/22	4,350,979	4,546,304
3.89%, 07/01/21	1,200,000	1,284,085
3.16%, 05/01/22	787,847	814,008
2.31%, 08/01/22	300,000	289,602
4.50%, 08/01/23 - 03/01/44	12,022,885	12,921,775
3.50%, 10/01/25	13,823	14,562
5.00%, 04/01/28 - 11/01/41	7,050,842	7,754,756
3.00%, 05/15/29, TBA (i)	20,000,000	20,643,750
3.50%, 05/15/29, TBA (i)	7,000,000	7,369,687
4.00%, 05/15/29, TBA (i)	1,000,000	1,060,625
4.00%, 10/01/30	2,012,411	2,141,053
5.50%, 01/01/33 - 09/01/40	12,007,746	13,276,147
6.00%, 03/01/33 - 05/01/41	12,167,690	13,605,142
4.50%, 05/15/44, TBA (i)	58,000,000	62,243,518
5.00%, 05/15/44, TBA (i)	23,000,000	25,212,851
5.50%, 05/15/44, TBA (i)	1,000,000	1,105,625
6.00%, 05/15/44, TBA (i)	5,000,000	5,583,594
		179,867,084
Total Government and Agency Obligations (cost $679,422,515)		679,574,673

PREFERRED STOCKS - 0.4%

FINANCIALS - 0.4%
Wells Fargo & Co., 7.50% (j) (k)	3,200	3,824,000

Total Preferred Stocks (cost $3,557,200)		3,824,000

SHORT TERM INVESTMENTS - 19.9%

Certificates of Deposit - 1.0%
Credit Suisse
0.46%, 03/17/15 (a)	$700,000	699,883
0.47%, 03/31/15 (a)	9,900,000	9,898,346
		10,598,229
Commercial Paper - 3.3%
Entergy Corp.
0.95%, 08/05/14	1,600,000	1,597,922
0.95%, 08/06/14	3,800,000	3,795,004
Glencore Funding LLC, 0.69%, 10/07/14	10,900,000	10,883,044
Mohawk Industries Inc., 0.72%, 07/07/14	5,400,000	5,395,359
Thermo Fisher Scientific Inc., 0.55%, 07/02/14	5,000,000	4,996,045
Vodafone Group Plc, 0.51%, 04/10/15	8,900,000	8,855,307
		35,522,681

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repurchase Agreements - 15.6%
Repurchase Agreement with BCL, 0.04% (Collateralized by $12,411,000 U.S. Treasury Note, 0.75%, due 12/31/17, value $12,338,764) acquired on 04/30/14, due 05/01/14 at $12,000,013	12,000,000	12,000,000
Repurchase Agreement with BNP, 0.05% (Collateralized by $24,295,600 U.S. Treasury Note, 2.63%, due 04/30/18, value $25,532,208) acquired on 04/30/14, due 05/01/14 at $25,000,035	25,000,000	25,000,000
Repurchase Agreement with BNP, 0.06% (Collateralized by $23,369,947 U.S. Treasury Inflation Indexed Note, 1.38%, due 07/15/18, value $25,466,852) acquired on 04/30/14, due 05/01/14 at $25,000,042	25,000,000	25,000,000
Repurchase Agreement with BNP, 0.07% (Collateralized by $22,775,300 Federal National Mortgage Association, 4.00%, due 04/01/44, value $23,864,244) acquired on 04/30/14, due 05/01/14 at $23,100,045	23,100,000	23,100,000
Repurchase Agreement with CSI, 0.06% (Collateralized by $30,629,000 U.S. Treasury Note, 1.88%, due 06/30/15, value $31,249,955) acquired on 04/30/14, due 05/01/14 at $30,800,051	30,800,000	30,800,000
Repurchase Agreement with DUB, 0.05% (Collateralized by $8,316,000 U.S. Treasury Note, 1.00%, due 09/30/19, value $7,959,971) acquired on 04/30/14, due 05/01/14 at $7,800,011	7,800,000	7,800,000
Repurchase Agreement with GSC, 0.05% (Collateralized by $4,155,552 Federal Home Loan Mortgage Corp., 3.50%, due 09/01/42, value $4,216,587) acquired on 04/30/14, due 05/01/14 at $4,100,006	4,100,000	4,100,000
Repurchase Agreement with JPM, 0.07% (Collateralized by $8,370,000 Federal National Mortgage Association, 1.67%, due 12/17/18, value $8,328,234) acquired on 04/30/14, due 05/01/14 at $8,200,016	8,200,000	8,200,000
Repurchase Agreement with MLP, 0.06% (Collateralized by $12,795,000 U.S. Treasury Note, 1.63%, due 04/30/19, value $12,763,512) acquired on 04/30/14, due 05/01/14 at $12,500,021	12,500,000	12,500,000
Repurchase Agreement with RBS, 0.06% (Collateralized by $18,694,000 U.S. Treasury Note, 4.50%, due 11/15/15, value $19,918,603) acquired on 04/30/14, due 05/01/14 at $19,900,033	19,900,000	19,900,000
		168,400,000
Securities Lending Collateral - 0.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (l)	100,000	100,000
Repurchase Agreement with CSI, 0.03% (Collateralized by $580,550 U.S. Treasury Bond Strip, due 11/15/37-11/15/39, value $236,131) acquired on 04/30/14, due 05/01/14 at $231,500	$231,500	231,500
		331,500

Total Short Term Investments (cost $214,829,157)		214,852,410

Total Investments - 113.7% (cost $1,211,057,880)		1,225,236,466
Other Assets and Liabilities, Net - (13.7%)		(147,402,566)
Total Net Assets - 100.0%		$1,077,833,900

(a)	Variable rate security. Rate stated was in effect as of April 30, 2014.
(b)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of April 30, 2014, the value of Rule 144A and Section 4(2) liquid securities was $39,222,520.

(c)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments

(d)	All or portion of the security was on loan.
(e)	The securities in this category are direct debt of the agency and not collateralized by mortgages.
(f)	All or a portion of the securities is pledged or segregated as collateral. See the Notes to Financial Statements.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(i)	All or a portion of the investment was purchased on a delayed delivery basis. As of April 30, 2014, the total cost of investments purchased on a delayed delivery basis was $134,211,484.
(j)	Perpetual maturity security.
(k)	Convertible security.
(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2014.

See accompanying Notes to Financial Statements.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted Rule 144A securities that have not been deemed liquid, held by the Fund at April 30, 2014.

	Initial Acquisition Date	Cost	Value	Percent of Net Assets
BellSouth Corp., 4.18%, 04/26/15	04/17/2014	$10,153,316	$10,144,656	0.9%
Daimler Finance North America LLC, 2.95%, 01/11/17	03/14/2014	2,897,527	2,885,667	0.3
Marks & Spencer Plc, 6.25%, 12/01/17	02/26/2014	2,584,959	2,588,190	0.2
		$15,635,802	$15,618,513	1.4%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	05/23/2014	125.00	28	$(9,625)
10-Year U.S. Treasury Note Future Put Option	05/23/2014	122.00	28	(1,750)
			56	$(11,375)
Foreign Currency Options
Japanese Yen versus USD Put Option, BOA	02/18/2019	80.00	500,000	$(24,130)
			500,000	$(24,130)
Index Options
CDX.NA.IG-21 Call Option, BOA	06/18/2014	0.55	6	$(489)
CDX.NA.IG-21 Put Option, BOA	06/18/2014	0.85	26	(422)
			32	$(911)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 1.40% fixed, GSB	05/06/2014	N/A	56	$—
Call Swaption, 3-Month LIBOR versus 1.40% fixed, MSS	05/06/2014	N/A	73	—
Call Swaption, 3-Month LIBOR versus 1.50% fixed, MSS	05/19/2014	N/A	63	(250)
Call Swaption, 3-Month LIBOR versus 1.55% fixed, MSS	07/28/2014	N/A	97	(8,241)
Call Swaption, 3-Month LIBOR versus 2.64% fixed, DUB	06/11/2014	N/A	83	(19,015)
Call Swaption, 3-Month LIBOR versus 2.75% fixed, MSS	06/16/2014	N/A	63	(36,029)
Put Swaption, 3-Month LIBOR versus 1.80% fixed, MSS	05/19/2014	N/A	63	(18,317)
Put Swaption, 3-Month LIBOR versus 1.90% fixed, GSB	05/06/2014	N/A	56	(794)
Put Swaption, 3-Month LIBOR versus 2.40% fixed, MSS	07/28/2014	N/A	128	(12,235)
Put Swaption, 3-Month LIBOR versus 3.04% fixed, DUB	06/11/2014	N/A	83	(11,491)
Put Swaption, 3-Month LIBOR versus 3.05% fixed, MSS	06/16/2014	N/A	63	(10,046)
			828	$(116,418)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2013	2,762	$1,038,950
Options written during the period	501,617	760,527
Options closed during the period	—	—
Options expired during the period	(3,463)	(1,291,446)
Options outstanding at April 30, 2014	500,916	$508,031

Schedule of Exchange Traded Written Options

	Expiration Date	Exercise Price		Contracts	Unrealized (Depreciation)
Exchange Traded Written Options on Futures
Euro-Bund Call Option	05/23/2014	EUR	145.00	(502)	$(66,738)

See accompanying Notes to Financial Statements.

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
3-Month Euro Euribor Interest Rate Future	March 2015	28	$8,553
3-Month Euro Euribor Interest Rate Future	June 2015	28	12,718
3-Month Euro Euribor Interest Rate Future	September 2015	28	16,933
3-Month Euro Euribor Interest Rate Future	December 2015	28	8,324
90-Day Eurodollar Future	December 2014	325	51,092
90-Day Eurodollar Future	March 2015	22	10,138
90-Day Eurodollar Future	June 2015	818	80,200
90-Day Eurodollar Future	September 2015	712	288,222
90-Day Eurodollar Future	December 2015	1,734	(362,825)
90-Day Eurodollar Future	March 2016	560	(146,183)
90-Day Eurodollar Future	June 2016	117	(45,955)
90-Day Eurodollar Future	September 2016	96	28,624
90-Day Eurodollar Future	December 2016	7	(2,282)
90-Day Eurodollar Future	March 2017	7	(2,294)
U.S. Treasury Note Future, 2-Year	June 2014	172	25,997
U.S. Treasury Note Future, 5-Year	June 2014	1,676	(654,129)
U.S. Treasury Note Future, 10-Year	June 2014	595	191,246
			$(491,621)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	05/05/2014	UBS	BRL	1,363,941	$611,108	$(2,175)
EUR/USD	05/02/2014	DUB	EUR	10,104,000	14,017,758	105,308
EUR/USD	05/02/2014	DUB	EUR	1,514,000	2,100,444	12,603
EUR/USD	05/02/2014	CSI	EUR	771,000	1,069,645	12,821
EUR/USD	05/02/2014	BOA	EUR	64,000,000	88,790,233	239,257
MXN/USD	05/14/2014	DUB	MXN	49,507,850	3,780,411	80,411
MXN/USD	08/25/2014	GSC	MXN	49,507,850	3,748,701	(9,724)
USD/BRL	05/05/2014	GSC	BRL	(1,363,941)	(611,107)	4,993
USD/BRL	06/03/2014	UBS	BRL	(1,363,941)	(605,425)	2,825
USD/CAD	06/19/2014	CSI	CAD	(3,426,000)	(3,122,101)	(27,432)
USD/EUR	06/02/2014	CSI	EUR	(200,000)	(277,449)	(23,849)
USD/EUR	08/01/2014	BNP	EUR	(100,000)	(138,710)	(12,149)
USD/EUR	05/02/2014	UBS	EUR	(209,000)	(289,956)	(2,930)
USD/EUR	05/02/2014	BCL	EUR	(1,208,000)	(1,675,916)	(8,308)
USD/EUR	05/02/2014	BOA	EUR	(74,972,000)	(104,012,209)	(625,821)
USD/EUR	06/03/2014	BOA	EUR	(64,000,000)	(88,783,582)	(239,582)
USD/GBP	06/12/2014	GSC	GBP	(7,073,000)	(11,938,204)	(87,287)
USD/JPY	05/13/2014	BCL	JPY	(944,100,000)	(9,235,244)	31,941
USD/MXN	05/14/2014	GSC	MXN	(49,507,850)	(3,780,411)	8,213
					$(110,352,014)	$(540,885)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	1,200,000	$939	$(31,386)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	600,000	1,443	(16,712)
GSB	Brazil Interbank Deposit Rate	Paying	9.10%	01/02/2017	BRL	600,000	—	(15,706)
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	600,000	(690)	(16,444)
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,000,000	(8,360)	22,782
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	10,000,000	(8,582)	24,605
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000,000	(4,918)	70,616
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	(337)	3,542
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	4,000,000	(631)	7,040
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	(830)	4,034
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	—	3,205
BBP	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	500,000	(284)	468
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(1,722)	(680)
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	1,400,000	(2,378)	(1,198)

See accompanying Notes to Financial Statements.

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
BNP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	$(770)	$(1,632)
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	7,000,000	725	10,491
BOA	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	18,000,000	(4,832)	26,291
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	1,400,000	(2,038)	(4,291)
DUB	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	5,000,000	(2,078)	8,039
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(1,279)	(1,524)
GSB	Mexican Interbank Rate	Paying	5.50%	06/11/2018	MXN	1,600,000	(209)	2,031
GSB	Mexican Interbank Rate	Paying	5.50%	06/11/2018	MXN	7,400,000	(696)	9,124
GSB	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	5,000,000	(1,451)	7,412
GSB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(2,122)	(681)
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000,000	(4,763)	12,775
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	3,000,000	(689)	5,496
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	3,100,000	(4,742)	(9,271)
							$(51,294)	$118,426

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016	99,700,000	$36,359
N/A	3-Month LIBOR	Paying	1.50%	12/16/2016	10,900,000	(10,961)
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017	84,500,000	39,321
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043	36,700,000	2,742,700
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043	18,600,000	(1,173,255)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017	61,600,000	(618,405)
						$1,015,759

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1), (5)	Value	Premiums Paid / (Received)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.21%	1.00%	09/20/2016	$(400,000)	$7,639	$6,276	$1,830
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.07%	1.00%	09/20/2015	(100,000)	1,300	(1,267)	2,680
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.78%	1.00%	12/20/2016	(2,500,000)	14,208	(61,004)	78,129
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.32%	1.00%	09/20/2016	(800,000)	13,058	8,897	5,095
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.30%	1.00%	09/20/2016	(800,000)	13,414	10,355	3,992
BBP	People’s Republic of China, 4.75%, 10/29/2013	0.36%	1.00%	09/20/2016	(13,900,000)	213,844	200,835	29,225
BBP	Republic of Indonesia, 7.25%, 04/20/2015	1.12%	1.00%	09/20/2017	(2,000,000)	(7,662)	(71,603)	66,274
CSI	Republic of Indonesia, 7.25%, 04/20/2015	1.12%	1.00%	09/20/2017	(700,000)	(2,682)	(24,736)	22,871
DUB	Republic of Indonesia, 7.25%, 04/20/2015	0.79%	1.00%	09/20/2016	(1,200,000)	6,040	(54,711)	62,151
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.01%	1.00%	06/20/2017	(400,000)	(64)	(11,723)	12,125
MSS	Republic of Indonesia, 7.25%, 04/20/2015	1.01%	1.00%	06/20/2017	(1,700,000)	(274)	(50,621)	52,330
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.27%	1.00%	09/20/2015	(200,000)	2,050	(3,802)	6,080
BOA	Russian Federation, 7.50%, 03/31/2030	2.56%	1.00%	03/20/2019	(3,600,000)	(250,917)	(264,312)	17,596
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.81%	1.00%	06/20/2017	(1,000,000)	5,969	3,775	3,361
BBP	The Republic of Italy, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2019	(10,300,000)	(69,515)	(184,928)	127,429
BBP	The Republic of Italy, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2019	(300,000)	(2,025)	(1,895)	221
BBP	The Republic of Italy, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2019	(200,000)	(1,350)	(1,360)	244
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.11%	1.00%	03/20/2019	(18,000,000)	(89,229)	(294,005)	225,776
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2019	(3,500,000)	(23,622)	(64,510)	44,972
DUB	The Republic of Italy, 6.88%, 09/27/2023	1.14%	1.00%	06/20/2019	(200,000)	(1,350)	(1,454)	337
MSS	The Republic of Italy, 6.88%, 09/27/2023	1.11%	1.00%	03/20/2019	(4,500,000)	(22,307)	(74,536)	57,479
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.12%	1.00%	12/20/2015	(100,000)	1,457	(2,770)	4,341
BNP	United Mexican States, 5.95%, 03/19/2019	0.52%	1.00%	09/20/2017	(100,000)	1,626	(2,208)	3,950
BOA	United Mexican States, 7.50%, 04/08/2033	0.26%	1.00%	09/20/2015	(300,000)	3,119	2,090	1,379
DUB	United Mexican States, 5.95%, 03/19/2019	0.41%	1.00%	12/20/2016	(1,500,000)	23,235	(35,999)	60,983
MSS	United Mexican States, 5.95%, 03/19/2019	0.47%	1.00%	06/20/2017	(1,500,000)	24,981	(18,251)	44,981
					$(69,800,000)	$(139,057)	$(993,467)	$935,831

See accompanying Notes to Financial Statements.

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
N/A	CDX.NA.IG-22	N/A	1.00%	06/20/2019	$(2,300,000)	$40,411	$3,806
N/A	iTraxx Europe Series 21	N/A	1.00%	06/20/2019	(4,647,614)	68,497	23,287
					$(6,947,614)	$108,908	$27,093

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Schedules of Investments

April 30, 2014

Curian/WMC International Equity Fund

Portfolio Composition:	Percentage of Total Investments
Financials	18.8%
Health Care	14.3
Industrials	11.9
Consumer Discretionary	9.5
Information Technology	8.7
Energy	8.0
Materials	6.6
Consumer Staples	6.6
Telecommunication Services	3.9
Utilities	2.0
Investment Companies	1.2
Short Term Investments	8.5
Total Investments	100.0%

	Shares/Par †	Value
COMMON STOCKS - 93.2%

AUSTRIA - 0.1%
Erste Group Bank AG	20,478	$688,559

BELGIUM - 3.7%
Anheuser-Busch InBev NV (a)	113,915	12,416,244
Umicore SA (a)	76,023	3,726,546
		16,142,790
BRAZIL - 0.1%
Mills Estruturas e Servicos de Engenharia SA	28,800	362,301

CANADA - 4.6%
Air Canada (b)	325,300	2,270,467
Cameco Corp.	165,790	3,529,669
Canadian National Railway Co. (a)	68,500	4,012,317
Imperial Oil Ltd.	76,000	3,711,071
Tim Hortons Inc.	119,950	6,579,439
		20,102,963
CHINA - 2.9%
58.Com Inc. - ADR - Class A (a)	28,500	1,133,730
Baidu.com Inc. - ADR - Class A (b)	15,500	2,384,675
ENN Energy Holdings Ltd.	382,000	2,671,828
Lenovo Group Ltd. (a)	2,716,000	3,095,029
PetroChina Co. Ltd. - Class H	3,021,150	3,485,728
		12,770,990
COLOMBIA - 0.1%
Avianca Holdings SA - ADR	40,600	672,742

FINLAND - 0.6%
Kone Oyj - Class B (a)	58,370	2,502,053

FRANCE - 13.1%
Accor SA	6,217	304,381
Air Liquide SA	75,667	10,825,477
AtoS	49,804	4,302,664
AXA SA (a)	44,689	1,166,203
BNP Paribas SA	80,029	6,013,730
Cap Gemini SA	26,407	1,865,749
Essilor International SA	46,635	4,994,014
Groupe Eurotunnel SA	66,451	892,091
Orange SA	184,801	2,994,010
Peugeot SA (a) (b)	46,631	825,040
Rexel SA	263,162	6,644,768
Schneider Electric SA	95,277	8,943,734
Societe Generale SA	70,856	4,412,709
Technip SA (a)	3,237	364,352
Unibail-Rodamco SE	11,852	3,202,932
		57,751,854
GERMANY - 3.3%
Brenntag AG	13,922	2,521,974
Continental AG (a)	11,074	2,605,760
Deutsche Lufthansa AG (a)	201,285	5,054,828
Lanxess AG	31,606	2,406,839
ProSiebenSat.1 Media AG	47,736	2,089,300
		14,678,701
GREECE - 0.4%
Alpha Bank AE (b)	1,774,517	1,718,883

INDIA - 0.3%
ITC Ltd.	170,149	961,985
United Spirits Ltd. - GDR	18,437	424,048
		1,386,033
IRELAND - 3.3%
Covidien Plc	39,200	2,793,000
CRH Plc	323,838	9,440,751
Experian Plc	127,536	2,452,120
		14,685,871
ITALY - 4.7%
Assicurazioni Generali SpA	388,368	9,080,536
Banca Generali SpA	83,868	2,639,934
Intesa Sanpaolo SpA	715,903	2,449,838
Snam SpA	1,125,903	6,772,236
		20,942,544
JAPAN - 20.7%
AEON Co. Ltd. (a)	147,100	1,698,951
Aeon Mall Co. Ltd.	32,600	777,244
Aisin Seiki Co. Ltd.	73,600	2,600,978
Asahi Group Holdings Ltd.	152,500	4,214,000
Bank of Yokohama Ltd.	228,000	1,145,950
Daito Trust Construction Co. Ltd.	42,200	4,294,309
Daiwa House Industry Co. Ltd.	129,000	2,179,549
Dentsu Inc.	82,400	3,379,446
Eisai Co. Ltd. (a)	55,000	2,124,049
Isuzu Motors Ltd. (a)	782,000	4,541,506
Japan Exchange Group Inc. (a)	67,200	1,329,613
Japan Tobacco Inc.	14,550	478,238
KDDI Corp.	92,650	4,941,182
M3 Inc.	187,100	2,566,743
Mitsubishi Electric Corp.	531,200	6,048,686
Mitsubishi UFJ Financial Group Inc.	895,190	4,761,961
Nippon Telegraph & Telephone Corp.	96,800	5,371,701
Nomura Holdings Inc.	137,800	797,982
Nomura Research Institute Ltd.	75,500	2,189,296
Olympus Corp. (b)	95,900	2,929,217
Ono Pharmaceutical Co. Ltd. (a)	52,300	4,148,107
ORIX Corp.	323,700	4,690,363
Rakuten Inc.	311,200	4,038,014
Rohm Co. Ltd.	99,700	4,767,844
Seven & I Holdings Co. Ltd.	86,800	3,424,803
T&D Holdings Inc.	326,120	3,892,665
Takeda Pharmaceutical Co. Ltd.	51,600	2,320,975
THK Co. Ltd.	40,800	862,369
Tokio Marine Holdings Inc.	70,700	2,083,242
Toshiba Corp. (a)	698,000	2,733,972
		91,332,955
MACAU - 0.3%
MGM China Holdings Ltd.	433,360	1,514,240

MARSHALL ISLANDS - 0.1%
Tanker Investments Ltd. (b)	47,865	561,645

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MEXICO - 1.1%
Cemex SAB de CV - ADR (a) (b)	343,315	4,339,507
Fibra Uno Administracion SA de CV	216,900	711,077
		5,050,584
NETHERLANDS - 3.0%
ING Groep NV - CVA (b)	255,363	3,650,373
Koninklijke KPN NV	1,299,941	4,618,516
NXP Semiconductors NV (b)	81,458	4,856,526
		13,125,415
PANAMA - 0.3%
Copa Holdings SA - Class A	9,200	1,244,576

PORTUGAL - 0.6%
Galp Energia SGPS SA	152,850	2,649,196

SOUTH KOREA - 1.0%
SK Hynix Inc. (b)	115,060	4,486,590

SWEDEN - 1.4%
Assa Abloy AB - Class B	114,177	6,059,899

SWITZERLAND - 10.3%
Cie Financiere Richemont SA	18,261	1,857,875
Julius Baer Group Ltd.	208,166	9,750,586
Novartis AG	162,271	14,106,636
Roche Holding AG	42,593	12,494,499
UBS AG	339,500	7,100,262
		45,309,858
TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,127,000	8,357,744

UNITED ARAB EMIRATES - 0.6%
Al Noor Hospitals Group Plc	69,922	1,178,196
NMC Health Plc	189,018	1,404,199
		2,582,395
UNITED KINGDOM - 14.7%
AstraZeneca Plc	191,208	15,092,862
Barclays Plc	385,716	1,647,017
BG Group Plc	530,438	10,730,349
BP Plc	1,405,186	11,864,088
British Sky Broadcasting Group Plc	270,713	4,022,210
Derwent London Plc	19,335	889,454
Diageo Plc	218,106	6,682,691
Direct Line Insurance Group Plc	433,700	1,834,792
Great Portland Estates Plc	84,287	893,677
Kingfisher Plc	525,787	3,720,652
Rolls-Royce Holdings Plc	239,024	4,245,640
Schroders Plc	70,974	3,069,323
		64,692,755
Total Common Stocks (cost $356,529,623)		411,374,136

PREFERRED STOCKS - 1.3%

GERMANY - 1.3%
Volkswagen AG	21,184	5,726,561

Total Preferred Stocks (cost $4,989,717)		5,726,561

WARRANTS - 0.0%
Peugeot SA (b)	46,631	89,212

Total Warrants (cost $0)		89,212

INVESTMENT COMPANIES - 1.2%
iShares MSCI EAFE ETF	78,400	5,356,288

Total Investment Companies (cost $5,078,002)		5,356,288

SHORT TERM INVESTMENTS - 9.0%

Securities Lending Collateral - 9.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (c)	300,000	300,000
Fidelity Institutional Money Market Portfolio, 0.08% (c)	500,000	500,000
Repurchase Agreement with CSI, 0.03% (Collateralized by $97,049,385 U.S. Treasury Bond Strip, due 11/15/37-11/15/39, value $39,473,572) acquired on 04/30/14, due 05/01/14 at $38,699,394	$38,699,362	38,699,362

Total Short Term Investments (cost $39,499,362)		39,499,362

Total Investments - 104.7% (cost $406,096,704)		462,045,559
Other Assets and Liabilities, Net - (4.7%)		(20,861,235)
Total Net Assets - 100.0%		$441,184,324

(a)                   All or portion of the security was on loan.

(b)                   Non-income producing security.

(c)                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of April 30, 2014.

See accompanying Notes to Financial Statements.

Currencies:

AUD - Australian Dollar	GBP - British Pound	RUB - Russian Ruble
BRL - Brazilian Real	JPY - Japanese Yen	USD - United States Dollar
CAD - Canadian Dollar	MXN - Mexican Peso	ZAR - South African Rand
EUR - European Currency Unit (Euro)

Abbreviations:

ABS - Asset Backed Securities	GO - General Obligation
ADR - American Depository Receipt	iTraxx - group of international credit derivative indexes
CDO - Collateralized Debt Obligation	monitored by the International Index Company
CDX.NA.IG - Credit Derivatives Index - North American -	LIBOR - London Interbank Offered Rate
Investment Grade	MBS - Mortgage Backed Securities
CLO - Collateralized Loan Obligation	MSCI – Morgan Stanley Capital International
CPURNSA – Consumer Price All Urban Non-Seasonally	NYSE – New York Stock Exchange
Adjusted Index	OJSC - Open Joint Stock Company
EAFE – Europe, Asia, and Far East	OTC – Over the Counter
ETF - Exchange Traded Fund	RB - Revenue Bond
Euribor - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic	TBA - To Be Announced (Securities purchased on a
of Germany with a term of 8.5 to 10.5 years	delayed delivery basis)
GDR - Global Depository Receipt

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSC - Goldman Sachs & Co.
BCL - Barclays Capital Inc.	GSI - Goldman Sachs International
BNP - BNP Paribas Securities	JPM - J.P. Morgan Securities LLC
BOA - Banc of America Securities LLC/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.
CIT - Citibank, Inc.	MSC - Morgan Stanley & Co., Incorporated
CSI - Credit Suisse Securities, LLC	MSS - Morgan Stanley Capital Services Inc.
DUB - Deutsche Bank Alex Brown Inc.	RBS - Royal Bank of Scotland
GSB - Goldman Sachs Bank USA	UBS - UBS Securities LLC

† For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Assets and Liabilities

April 30, 2014

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Assets
Investments, at value (a) (b)	$548,502,517	$1,056,604,966	$423,346,197
Repurchase agreements (a)	6,971,693	168,631,500	38,699,362
Total investments, at value (a)	555,474,210	1,225,236,466	462,045,559
Cash	326,186	3,318,071	13,981,316
Foreign currency (c)	644,944	1,536,729	209,772
Receivable for investments securities sold	27,903,963	362,760,308	6,868,507
Receivable for fund shares sold	307,191	1,632,464	1,387,629
Receivable from adviser	69,099	170,777	52,740
Receivable for dividends and interest	5,667,538	5,416,901	1,664,021
Receivable for variation margin on financial derivative instruments	50,351	1,318,817	—
Receivable for deposits with counterparties	359,075	968,298	—
Unrealized appreciation on forward foreign currency contracts	375,989	498,372	—
Unrealized appreciation on OTC swap agreements	2,050,204	1,153,782	—
OTC swap premiums paid	855,898	235,336	—
Other assets	8,372	13,727	4,136
Total assets	594,093,020	1,604,260,048	486,213,680
Liabilities
Payable for reverse repurchase agreements	—	19,925,000	—
Payable for advisory fees	61,048	132,096	52,740
Payable for sub-advisory fees	101,741	201,667	150,828
Payable for administrative fees	244,190	528,386	298,861
Payable for investment securities purchased	33,323,876	498,311,706	4,622,900
Payable for treasury roll transactions	44,500,641	—	—
Payable for fund shares redeemed	672,077	1,891,513	380,752
Payable for dividends	1,100,023	700,026	—
Payable for trustee fees	36,747	63,711	16,741
Payable for variation margin on financial derivative instruments	15,755	340,584	—
Payable for deposits from counterparties	1,636,075	1,404,298	—
Payable for other expenses	47,818	23,948	7,172
Options written, at value (d)	767,524	152,834	—
Unrealized depreciation on forward foreign currency contracts	324,179	1,039,257	—
Unrealized depreciation on OTC swap agreements	2,478,664	99,525	—
OTC swap premiums received	1,425,513	1,280,097	—
Payable upon return of securities loaned	15,971,693	331,500	39,499,362
Total liabilities	102,707,564	526,426,148	45,029,356
Net assets	$491,385,456	$1,077,833,900	$441,184,324
Net assets consist of:
Paid-in capital	$486,835,445	$1,063,161,204	$369,559,866
Undistributed net investment income	243,277	2,721,659	43,232
Accumulated net realized gain (loss)	(5,992,697)	(4,040,363)	15,597,417
Net unrealized appreciation on investments and foreign currency	10,299,431	15,991,400	55,983,809
	$491,385,456	$1,077,833,900	$441,184,324
Shares outstanding (no par value), unlimited shares authorized	46,689,297	105,878,711	34,543,716
Net asset value per share, offering and redemption price per share	$10.52	$10.18	$12.77

(a) Investments, at cost	$544,903,344	$1,211,057,880	$406,096,704
(b) Including value of securities on loan	15,655,718	324,744	37,305,970
(c) Foreign currency, at cost	641,319	1,529,004	200,575
(d) Premiums from options written	1,049,043	508,031	—

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Operations

For the Period Ended April 30, 2014

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Investment income
Dividends	$186,777	$120,000	$3,712,502
Foreign taxes withheld	(9,775)	(1,893)	(334,335)
Interest	9,135,331	9,516,706	34
Securities lending	38,485	2,019	46,248
Other income (a)	128	302	1,392
Total investment income	9,350,946	9,637,134	3,425,841

Expenses
Advisory fees	377,887	767,614	296,681
Sub-advisory fees	629,809	1,172,170	853,135
Administrative fees	1,511,548	3,070,456	1,681,190
Chief compliance officer fees	15,089	27,122	9,104
Legal fees	20,846	37,763	12,775
Trustee fees	21,683	40,330	14,072
Interest expense	17,623	1,167	—
Other expenses	15,135	18,484	10,443
Total expenses	2,609,620	5,135,106	2,877,400
Expense waived by Adviser	(451,319)	(1,039,870)	(278,339)
Net expenses	2,158,301	4,095,236	2,599,061
Net investment income	7,192,645	5,541,898	826,780

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	758,949	2,038,412	16,594,299
Swap agreements	569,818	(887,536)	—
Foreign currency related items	(1,108,105)	(3,608,461)	(76,015)
Futures contracts	167,015	3,711,462	—
Written option contracts	590,033	1,291,209	—
Brokerage commissions recaptured	—	—	5,039
Net change in unrealized appreciation (depreciation) on:
Investments	6,864,796	5,434,994	(934,960)
OTC Swap agreements	791,536	736,197	—
Foreign currency related items	325,115	2,078,554	24,931
Futures contracts and centrally cleared swap agreements	(918,648)	(5,417,521)	—
Written option contracts	392,522	(208,948)	—
Net realized and unrealized gain	8,433,031	5,168,362	15,613,294
Net increase in net assets from operations	$15,625,676	$10,710,260	$16,440,074

(a) Income from affiliated investments	$128	$302	$1,392

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Changes in Net Assets

For the Period Ended April 30, 2014

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Operations
Net investment income	$7,192,645	$5,541,898	$826,780
Net realized gain	977,710	2,545,086	16,523,323
Net change in unrealized appreciation (depreciation)	7,455,321	2,623,276	(910,029)
Net increase in net assets from operations	15,625,676	10,710,260	16,440,074
Distributions to shareholders
From net investment income	(6,200,196)	(4,570,348)	(4,560,717)
From net realized gains	—	—	(20,479,552)
Total distributions to shareholders	(6,200,196)	(4,570,348)	(25,040,269)
Share transactions(1)
Proceeds from the sale of shares	67,223,703	220,850,524	113,402,020
Cost of shares redeemed	(123,628,105)	(133,461,382)	(31,356,857)
Change in net assets from share transactions	(56,404,402)	87,389,142	82,045,163
Change in net assets	(46,978,922)	93,529,054	73,444,968
Net assets beginning of period	538,364,378	984,304,846	367,739,356
Net assets end of period	$491,385,456	$1,077,833,900	$441,184,324
Undistributed net investment income	$243,277	$2,721,659	$43,232

(1)	Share transactions
	Shares sold	6,495,475		21,826,235		8,927,852
	Shares redeemed	(11,949,911)		(13,183,058)		(2,469,308)
	Change in shares	(5,454,436)		8,643,177		6,458,544
	Purchase and sales of investment securities (excluding short-term securities):
	Purchase of securities	$884,539,229	(a)	$2,768,049,824	(b)	$239,234,259
	Proceeds from sales of securities	908,134,832	(a)	2,656,651,763	(b)	183,400,254

(a)  Amounts include $186,612,942 and $174,461,718 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $2,361,246,433 and $2,377,252,737 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Statements of Changes in Net Assets

For the Year Ended October 31, 2013

	Curian/PIMCO Income Fund	Curian/PIMCO Total Return Fund	Curian/WMC International Equity Fund
Operations
Net investment income	$18,664,310	$14,410,169	$4,325,353
Net realized gain (loss)	(2,328,599)	627,002	21,035,971
Net change in unrealized appreciation (depreciation)	(27,270,649)	(20,776,669)	35,403,341
Net increase (decrease) in net assets from operations	(10,934,938)	(5,739,498)	60,764,665
Distributions to shareholders
From net investment income	(22,560,063)	(17,559,007)	(3,704,040)
From net realized gains	(10,277,902)	(29,908,755)	(1,917,321)
Total distributions to shareholders	(32,837,965)	(47,467,762)	(5,621,361)
Share transactions(1)
Proceeds from the sale of shares	413,033,813	489,775,966	134,516,055
Cost of shares redeemed	(449,936,895)	(507,260,022)	(76,117,677)
Change in net assets from share transactions	(36,903,082)	(17,484,056)	58,398,378
Change in net assets	(80,675,985)	(70,691,316)	113,541,682
Net assets beginning of year	619,040,363	1,054,996,162	254,197,674
Net assets end of year	$538,364,378	$984,304,846	$367,739,356
Undistributed (excess of distributions over) net investment income	$(1,558,167)	$1,750,109	$3,777,169

(1)	Share transactions
	Shares sold	38,803,636		47,799,030		11,278,604
	Shares redeemed	(43,509,091)		(49,839,915)		(6,449,984)
	Change in shares	(4,705,455)		(2,040,885)		4,828,620
	Purchase and sales of investment securities (excluding short-term securities):
	Purchase of securities	$965,642,587	(a)	$3,655,876,364	(b)	$365,540,813
	Proceeds from sales of securities	983,291,153	(a)	3,944,046,351	(b)	314,358,939

(a)  Amounts include $552,355,768 and $611,860,718 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $3,517,436,313 and $3,643,272,224 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover(b)	Net Expenses to Average Net Assets(c)		Total Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
Curian/PIMCO Income Fund

04/30/2014	$10.32	$0.15	$0.18	$0.33	$(0.13)	$—	$10.52	3.20%	$491,385	78%	0.86	(d)%	1.04%	2.86%
10/31/2013	10.89	0.28	(0.35)	(0.07)	(0.34)	(0.16)	10.32	(0.66)	538,364	128	0.85		1.02	2.62
10/31/2012*	10.00	0.27	0.92	1.19	(0.30)	—	10.89	12.11	619,040	115	0.85		1.04	2.56
Curian/PIMCO Total Return Fund

04/30/2014	10.12	0.05	0.05	0.10	(0.04)	—	10.18	1.04	1,077,834	249	0.80		1.00	1.08
10/31/2013	10.63	0.14	(0.18)	(0.04)	(0.17)	(0.30)	10.12	(0.46)	984,305	313	0.80		0.99	1.32
10/31/2012*	10.00	0.18	0.63	0.81	(0.18)	—	10.63	8.19	1,054,996	519	0.80		1.02	1.73
Curian/WMC International Equity Fund

04/30/2014	13.09	0.03	0.49	0.52	(0.15)	(0.69)	12.77	3.99	441,184	48	1.31		1.45	0.42
10/31/2013	10.93	0.17	2.23	2.40	(0.16)	(0.08)	13.09	22.36	367,739	109	1.32		1.46	1.45
10/31/2012*	10.00	0.14	0.79	0.93	—	—	10.93	9.30	254,198	90	1.32		1.49	1.35

*  Commenced operations on November 2, 2011.

(a)  Per share data calculated using average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The net ratio of expenses to average net assets without interest expense for the JNL/PIMCO Income Fund was 0.85%.

See accompanying Notes to Financial Statements.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

NOTE 1. ORGANIZATION

The Curian Series Trust (“Trust”) is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated November 5, 2010.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”).  The Trust currently offers shares in three (3) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective:  Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund, for which Pacific Investment Management Company LLC (“PIMCO”) serves as the Sub-Adviser, and Curian/WMC International Equity Fund, for which Wellington Management Company, LLP (“WMC”) serves as the Sub-Adviser.  PIMCO and WMC are referred to herein as a “Sub-Adviser”.  The Funds are diversified Funds for purposes of the 1940 Act.

Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) serves as the investment adviser and administrator of the Funds with the responsibility for the professional investment supervision and management of the Funds.  Curian is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  At April 30, 2014, Curian owned 4,000 shares of each Fund.

Purchases and redemptions of shares of the Funds are initiated by Curian and shares may be purchased on behalf of clients in Curian’s managed account program.  Each Fund offers one share class without a sales charge.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are declared and distributed monthly for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and declared and distributed at least annually, if any, for Curian/WMC International Equity Fund.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of April 30, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$52,852,724	$—	$52,852,724
Corporate Bonds and Notes	—	390,594,683	932,861	391,527,544
Government and Agency Obligations	—	81,048,126	—	81,048,126
Preferred Stocks	—	2,044,376	—	2,044,376
Trust Preferreds	5,623,390	—	—	5,623,390
Purchased Options	—	400,046	—	400,046
Short Term Investments	9,000,000	12,978,004	—	21,978,004
Fund Total	$14,623,390	$539,917,959	$932,861	$555,474,210
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$90,198,054	$—	$90,198,054
Corporate Bonds and Notes	—	236,787,329	—	236,787,329
Government and Agency Obligations	—	679,574,673	—	679,574,673
Preferred Stocks	—	3,824,000	—	3,824,000
Short Term Investments	100,000	214,752,410	—	214,852,410
Fund Total	$100,000	$1,225,136,466	$—	$1,225,236,466
Curian/WMC International Equity Fund
Common Stocks	$52,412,115	$358,962,021	$—	$411,374,136
Preferred Stocks	—	5,726,561	—	5,726,561
Warrants	89,212	—	—	89,212
Investment Companies	5,356,288	—	—	5,356,288
Short Term Investments	800,000	38,699,362	—	39,499,362
Fund Total	$58,657,615	$403,387,944	$—	$462,045,559

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Open Futures Contracts	$34,794	$—	$—	$34,794
Open Forward Foreign Currency Contracts	—	375,989	—	375,989
OTC Interest Rate Swap Agreements	—	71,766	—	71,766
Centrally Cleared Interest Rate Swap Agreements	—	5,579	—	5,579
OTC Credit Default Swap Agreements	—	1,978,438	—	1,978,438
Centrally Cleared Credit Default Swap Agreements	—	68,266	—	68,266
Fund Total	$34,794	$2,500,038	$—	$2,534,832

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Open Futures Contracts	$722,047	$—	$—	$722,047
Open Forward Foreign Currency Contracts	—	498,372	—	498,372
OTC Interest Rate Swap Agreements	—	217,951	—	217,951
Centrally Cleared Interest Rate Swap Agreements	—	2,818,380	—	2,818,380
OTC Credit Default Swap Agreements	—	935,831	—	935,831
Centrally Cleared Credit Default Swap Agreements	—	27,093	—	27,093
Fund Total	$722,047	$4,497,627	$—	$5,219,674

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(767,524)	$—	$(767,524)
Open Forward Foreign Currency Contracts	—	(324,179)	—	(324,179)
OTC Interest Rate Swap Agreements	—	(2,475,589)	—	(2,475,589)
Centrally Cleared Interest Rate Swap Agreements	—	(314,186)	—	(314,186)
OTC Credit Default Swap Agreements	—	(3,075)	—	(3,075)
Fund Total	$—	$(3,884,553)	$—	$(3,884,553)
Curian/PIMCO Total Return Fund
Written Options	$—	$(152,834)	$—	$(152,834)
Exchange Traded Written Options	(67)	—	—	(67)
Open Futures Contracts	(1,213,668)	—	—	(1,213,668)
Open Forward Foreign Currency Contracts	—	(1,039,257)	—	(1,039,257)
OTC Interest Rate Swap Agreements	—	(99,525)	—	(99,525)
Centrally Cleared Interest Rate Swap Agreements	—	(1,802,621)	—	(1,802,621)
Fund Total	$(1,213,735)	$(3,094,237)	$—	$(4,307,972)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, exchange traded written options on futures, written options, and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended April 30, 2014:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing and shifts between closing and evaluated pricing
Curian/WMC International Equity Fund
Common Stocks	$—	$5,680,781

There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at April 30, 2014.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  The investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investments, at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (b) on the Statements of Assets and Liabilities.  A Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower. Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds.  The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.

Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund are reflected as a liability on the Statements of Assets and Liabilities.  Interest payments made are recorded as a component of interest expense on the Statements of Operations.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.  The Fund’s net exposure to the counterparty is determined by the amount of an excess or shortfall in collateral compared to the value of the reverse repurchase agreement.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

The average daily balance and the weighted average interest rate for reverse repurchase agreements, for the period ended April 30, 2014, were as follows:  Curian/PIMCO Income Fund, $11,381,346 and 0.12% for 164 days outstanding; and Curian/PIMCO Total Return Fund $16,963,207 and (0.34%) for 46 days outstanding, respectively.  At April 30, 2014, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable/Receivable	Collateral Amount	Interest Rate (Income)/Expense	Date of Agreement	Maturity Date
Curian/PIMCO Total Return Fund	RBS	$19,924,956	$19,962,500	(0.08)%	04/30/14	05/01/14

Forward Sales Commitments - Certain Funds may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in capital gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss.  When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, “To Be Announced” (“TBA”) securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.  Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on futures, indices, currency and swaps agreements (“swaptions”). An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Premium is paid/received when purchasing/writing exchange traded futures options, however, there is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on exchange traded options on futures is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may buy and sell futures on interest rates.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market or may be executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of April 30, 2014, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.

The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of April 30, 2014.  (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of April 30, 2014.  (4) A table reflecting each Fund’s average monthly derivative volume for the period ended April 30, 2014.

Curian/PIMCO Income Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates, foreign currencies, credit and inflation.  The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to manage credit exposure.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

Curian/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2014:
Assets:
Investments, at value(2)	$—	$—	$—	$400,046	$400,046
Variation margin on financial derivative instruments	6,189	—	—	44,162	50,351
Forward foreign currency contracts	—	—	375,989	—	375,989
Unrealized appreciation on OTC swap agreements	1,978,438	—	—	71,766	2,050,204
OTC swap premiums paid	756,807	—	—	99,091	855,898
	$2,741,434	$—	$375,989	$615,065	$3,732,488
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$15,755	$15,755
Options written, at value	23,558	—	5,426	738,540	767,524
Forward foreign currency contracts	—	—	324,179	—	324,179
Unrealized depreciation on OTC swap agreements	3,075	—	—	2,475,589	2,478,664
OTC swap premiums received	1,343,806	—	—	81,707	1,425,513
	$1,370,439	$—	$329,605	$3,311,591	$5,011,635
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2014:
Net realized gain (loss) on:
Swap agreements	$1,327,439	$—	$—	$(757,621)	$569,818
Foreign currency related items	—	—	(802,075)	—	(802,075)
Futures contracts	—	—	—	167,015	167,015
Written options contracts	114,499	—	—	475,534	590,033
	$1,441,938	$—	$(802,075)	$(115,072)	$524,791
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$(288,925)	$(288,925)
OTC Swap agreements	827,682	—	—	(36,146)	791,536
Foreign currency related items	—	—	267,694	—	267,694
Futures contracts and centrally cleared swap agreements	(97,810)	—	—	(820,808)	(918,618)
Written option contracts	(52,566)	—	51,424	393,664	392,522
	$677,306	$—	$319,118	$(752,215)	$244,209

Curian/PIMCO Income Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$287,120	$(1,558)	$(285,562)	$—	$290,000	$—
BCL	70,058	(52,888)	—	17,170	—	—
BNP	320,783	(6,690)	(260,000)	54,093	260,000
BOA	77,571	(77,571)	—	—	—	—
CSI	203,390	(19,907)	—	183,483	—	—
DUB	942,239	(630,657)	(30,000)	281,581	30,000	—
GSB	3,867	(3,867)	—	—	—	—
GSC	9,822	(9,822)	—	—	—	—
GSI	200,991	(1,019)	—	199,972	—	—
MSC	7,781	—	(7,781)	—	60,000	—
MSS	527,005	(11,636)	(375,000)	140,369	375,000	—
UBS	175,612	(10,138)	—	165,474	—	—
Derivatives eligible for offset	$2,826,239	$(825,753)	$(958,343)	$1,042,142
Derivatives not eligible for offset	906,249				$—	$—
	$3,732,488

Derivative Liabilities by Counterparty*
BBP	$1,558	$(1,558)	$—	$—	$—	$—
BCL	52,888	(52,888)	—	—	—	—
BNP	6,690	(6,690)	—	—	—	—
BOA	192,264	(77,571)	—	114,693	—	—
CIT	20,201	—	—	20,201	—	—
CSI	19,907	(19,907)	—	—	—	—
DUB	630,657	(630,657)	—	—	—	—
GSB	2,475,589	(3,867)	—	2,471,722	—	—
GSC	112,664	(9,822)	(102,842)	—	40,000	2,394,990
GSI	1,019	(1,019)	—	—	—	—
MSS	11,636	(11,636)	—	—	53,000	—
UBS	10,138	(10,138)	—	—	—	—
Derivatives eligible for offset	$3,535,211	$(825,753)	$(102,842)	$2,606,616
Derivatives not eligible for offset	1,476,424				$—	$830,430
	$5,011,635

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$1,703,330	$(1,703,330)	$—	$—	$—	$—
BNP	40,696,142	(40,436,005)	(260,137)	—	—	266,075
CGM	2,975,962	(2,957,422)	—	18,540	—	—
CSI	2,273,381	(2,242,422)	—	30,959	—	—
DUB	5,041,405	(5,033,594)	—	7,811	—	—
JPM	4,856,250	(4,839,063)	—	17,187	—	—
MSC	8,766,563	(8,707,500)	(59,063)	—	355,000	—
	$66,313,033	$(65,919,336)	$(319,200)	$74,497

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$1,705,320	$(1,703,330)	$—	$1,990	$—	$—
BNP	40,436,005	(40,436,005)	—	—	—	—
CGM	2,957,415	(2,957,422)	—	(7)	—	—
CSI	2,242,560	(2,242,422)	—	139	—	—
DUB	5,033,594	(5,033,594)	—	—	—	—
JPM	4,839,063	(4,839,063)	—	—	—	—
MSC	8,707,500	(8,707,500)	—	—	—	—
	$65,921,457	$(65,919,336)	$—	$2,122

Curian/PIMCO Income Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements
Average monthly volume	$1,399,102	$190,117,930	$95,480,997	$72,732,475	$107,194,785

Curian/PIMCO Total Return Fund - Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates, foreign currencies and inflation. The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to manage credit exposure.

Curian/PIMCO Total Return Fund - Derivative Instruments Categorized by Risk Exposure

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Fair values of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2014:
Assets:
Variation margin on financial derivative instruments	$3,756	$—	$—	$1,315,061	$1,318,817
Forward foreign currency contracts	—	—	498,372	—	498,372
Unrealized appreciation on OTC swap agreements	935,831	—	—	217,951	1,153,782
OTC swap premiums paid	232,228	—	—	3,108	235,336
	$1,171,815	$—	$498,372	$1,536,120	$3,206,307
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$340,584	$340,584
Options written, at value	911	—	24,130	127,793	152,834
Forward foreign currency contracts	—	—	1,039,257		1,039,257
Unrealized depreciation on OTC swap agreements	—	—	—	99,525	99,525
OTC swap premiums received	1,225,695	—	—	54,402	1,280,097
	$1,226,606	$—	$1,063,387	$622,304	$2,912,297
The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2014:
Net realized gain (loss) on:
Swap agreements	$437,731	$—	$—	$(1,325,267)	$(887,536)
Foreign currency related items	—	—	(2,588,267)		(2,588,267)
Futures contracts	—	—	—	3,711,462	3,711,462
Written options contracts	18,492	—	—	1,272,717	1,291,209
	$456,223	$—	$(2,588,267)	$3,658,912	$1,526,868
Net change in unrealized appreciation (depreciation) on:
OTC Swap agreements	$706,119	$—	$—	$30,078	$736,197
Foreign currency related items	—	—	1,781,140	—	1,781,140
Futures contracts and centrally cleared swap agreements	(149,553)	—	—	(5,267,968)	(5,417,521)
Written option contracts	(3,137)	—	3,795	(209,606)	(208,948)
	$553,429	$—	$1,784,935	$(5,447,496)	$(3,109,132)

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

Curian/PIMCO Total Return Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$368,141	$(1,878)	$(366,263)	$—	$460,000	$—
BCL	31,941	(8,308)	—	23,633	—	—
BNP	3,950	(3,950)	—	—	—	—
BOA	305,435	(305,435)	—	—	—	—
CSI	35,692	(35,692)	—	—	—	—
DUB	696,656	(48,742)	—	647,914	—	—
GSB	18,567	(17,181)	—	1,386	—	—
GSC	13,206	(13,206)	—	—	—	—
GSI	2,680	—	—	2,680	—	—
MSC	18,271	—	—	18,271	155,000	—
MSS	154,790	(110,833)	—	43,957	—	—
UBS	2,825	(2,825)	—	—	—	—
Derivatives eligible for offset	$1,652,154	$(548,050)	$(366,263)	$737,841
Derivatives not eligible for offset	1,554,153				$—	$—
	$3,206,307

Derivative Liabilities by Counterparty*
BBP	$1,878	$(1,878)	$—	$—	$—	$—
BCL	8,308	(8,308)	—	—	—	—
BNP	13,781	(3,950)	—	9,831	—	—
BOA	926,121	(305,435)	(505,811)	114,875	—	505,811
CSI	51,281	(35,692)	—	15,589	—	—
DUB	48,742	(48,742)	—	—	—	—
GSB	17,181	(17,181)	—	—	—	—
GSC	97,011	(13,206)	—	83,805	—	—
MSS	110,833	(110,833)	—	—	—	115,193
UBS	5,105	(2,825)	—	2,280	—	—
Derivatives eligible for offset	$1,280,241	$(548,050)	$(505,811)	$226,380
Derivatives not eligible for offset	1,632,056				$519,000	$8,338,964
	$2,912,297

	Gross Amount Presented in the Statements of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BNP	$37,560,744	$(37,307,812)	$—	$252,932	$—	$—
BOA	5,365,821	(5,311,172)	—	54,649	—	—
CGM	12,877,969	(12,815,625)	(62,344)	—		449,298
CSI	61,006,640	(60,700,625)	(280,000)	26,015	280,000	—
JPM	9,739,258	(9,679,062)	(10,000)	50,196	10,000	—
MSC	8,421,406	(8,397,188)	(24,218)	—	50,000	—
	$134,971,838	$(134,211,484)	$(376,562)	$383,792
Master Forward Agreement Transaction Liabilities by Counterparty*
BNP	$37,307,812	$(37,307,812)	$—	$—	$—	$—
BOA	5,311,172	(5,311,172)	—	—	—	—
CGM	12,815,625	(12,815,625)	—	—	—	—
CSI	60,700,625	(60,700,625)	—	—	—	—
JPM	9,679,062	(9,679,062)	—	—	—	—
MSC	8,397,188	(8,397,188)	—	—	—	—
	$134,211,484	$(134,211,484)	$—	$—

Curian/PIMCO Total Return Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements
Average monthly volume	$899,827	$1,168,894,617	$188,516,708	$322,519,357	$47,422,314

(1) The derivative instruments outstanding as of April 30, 2014, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended April 30, 2014, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

(2) Purchased options market value is reflected in Investments, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investment and the net amount reflects net unrealized gain or loss.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

* Counterparties are defined on page 22 in the Schedules of Investments.

NOTE 7.  OTHER INVESTMENT RISKS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory, Sub-Advisory and Administration Fees - The Trust has an investment advisory agreement and an administration agreement with Curian.  Pursuant to the investment advisory agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of Curian/PIMCO Income Fund, 0.15% of the average daily net assets of Curian/PIMCO Total Return Fund and 0.15% of the average daily net assets of Curian/WMC International Equity Fund.  Pursuant to the administration agreement, Curian receives an annual fee accrued daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and 0.85% of the average daily net assets of Curian/WMC International Equity Fund.  Subject to the oversight of the Trust’s Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.  In return for the fees paid under the administration agreement, Curian provides or procures necessary administrative functions and services for the operation of the Funds.  In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, taxes, other non-operating expenses, errors and omission insurance, the fees and expenses of the independent Trustees and independent legal counsel to the independent Trustees, the costs associated with the Chief Compliance Officer, and certain nonrecurring or extraordinary expenses.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

The Trust has an investment sub-advisory agreement with PIMCO for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund and with WMC for Curian/WMC International Equity Fund.  The Funds pay the following fees to the Sub-Advisers:

	Assets	Fees
Curian/PIMCO Income Fund	All Assets	0.25%

Curian/PIMCO Total Return Fund	Assets up to $3 billion(1) All assets	0.25%
	When assets exceed $3 billion(1)
	$0 to $1 billion	0.25%
	Amounts over $1 billion	0.225

Curian/WMC International Equity Fund	$0 to $250 million	0.45%
	Amounts over $250 million	0.40

(1) When aggregate net assets of Curian/PIMCO Total Return Fund and Curian/PIMCO Income Fund of the Curian Series Trust and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust equal or exceed $3 billion, the annual rates are applicable to all the amounts in the Curian/PIMCO Total Return Fund.  The fee is based on the combined market value of the Curian/PIMCO Total Return Fund of Curian Series Trust and JNL/PIMCO Total Return Bond Fund of JNL Series Trust, to derive an average fee to be applied to Curian/PIMCO Total Return Fund of the Curian Series Trust and JNL/PIMCO Total Return Bond Fund of the JNL Series Trust.

Fee Waiver and Expense Reimbursements — Curian contractually agreed to waive its advisory fee and reduce the administration fee and/or reimburse other expenses to the extent necessary to reduce the annual expense ratios of the Funds, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to 0.85% for Curian/PIMCO Income Fund, 0.80% for Curian/PIMCO Total Return Fund, and 1.32% for Curian/WMC International Equity Fund until February 28, 2015.

Curian agreed to voluntarily waive annual advisory fees of 0.15% of average daily net assets effective March 18, 2014 for Curian/WMC International Equity Fund, and effective April 21, 2014 for Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund.

Curian is entitled to recoup previously waived/reimbursed fees and expenses under the contractual agreements for a period of up to three years following the fiscal year in which Curian waived its fee or reimbursed expenses.  The amount of waived expenses for each Fund is recorded as expenses waived by Adviser in each Fund’s Statement of Operations.  During the period ended April 30, 2014, Curian did not recover any previously reimbursed expenses.  At April 30, 2014, the amount of potentially recoverable expenses was:

	Period ended April 30, 2014		Year ended October 31, 2013		Period ended October 31, 2012
	Recoverable Expense	Expiration	Recoverable Expense	Expiration	Recoverable Expense	Expiration
Curian/PIMCO Income Fund	$451,319	10/31/17	$1,184,932	10/31/16	$784,871	10/31/15
Curian/PIMCO Total Return Fund	1,039,870	10/31/17	2,101,426	10/31/16	2,050,054	10/31/15
Curian/WMC International Equity Fund	278,339	10/31/17	422,535	10/31/16	370,606	10/31/15

Other Service Providers - The Trust entered into a transfer agency agreement and shareholder services agreement with JNAM.  Curian has entered into a sub-administration and fund accounting services agreement with JFS, and is responsible for the compensation of JFS for services provided pursuant to such agreement.  Curian pays JNAM and JFS for such services through the fees earned pursuant to the administration agreement.

The Funds entered into an agreement with the Custodian in which the Custodian provides earnings credits for overnight cash balances held in the Funds’ custody accounts.  The earnings credits reduce the Funds’ custody fees which are paid by Curian, which then reimburses the Funds for such earnings credits.  The reimbursed earnings credits are included in other income in the Statements of Operations.

The Trust has a fund compliance services agreement with JFS.  Pursuant to the fund compliance services agreement, JFS provides compliance oversight services to the Trust.

Distribution Agreement - The Trust entered into a distribution agreement with Curian Clearing LLC (“Distributor”), an affiliate of Curian.  The Funds pay no expenses related to services provided under the distribution agreement.  The Distributor does not have any distribution and servicing arrangements with third parties to sell shares of the Funds.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby independent Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

NOTE 9.  BORROWING ARRANGEMENTS

Effective June 7, 2013, the Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Funds may borrow up to the lesser of $300,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets.  No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 10.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a Regulated Investment Company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs.  Therefore, no federal income tax provision is required.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of a passive foreign investment company (“PFIC”), accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

As of April 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$549,943,126	$11,385,948	$(5,854,865)	$5,531,083
Curian/PIMCO Total Return Fund	1,211,191,113	19,321,380	(5,276,027)	14,045,353
Curian/WMC International Equity Fund	407,783,875	59,417,184	(5,155,500)	54,261,684

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010.  In general, the provisions of the Act are effective for the Funds’ period ended October 31, 2012 and going forward.  Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period.  Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

At October 31, 2013, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
Curian/PIMCO Total Return Fund	$52,030	$2,704,708

The tax character of distributions paid during the Funds’ fiscal year ended October 31, 2013 was as follows:

	Net Ordinary Income*	Long-term Capital Gain	Return of Capital
Curian/PIMCO Income Fund	$31,579,966	$1,511,985	$—
Curian/PIMCO Total Return Fund	48,223,580	182,550	—
Curian/WMC International Equity Fund	5,621,361	—	—

*                 Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in the 2011 and 2012 returns, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended April 30, 2014.

Curian Series Trust (Unaudited)

Notes to Financial Statements

April 30, 2014

NOTE 11.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes except for the following:

Effective June 6, 2014, the SCA increased from $300,000,000 to $450,000,000.  No other terms for the facility were changed at this time.  No amounts were borrowed under the facility through the date the financial statements were issued.

Curian Series Trust (Unaudited)

Additional Disclosures

April 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 11/01/13	Ending Account Value 04/30/2014	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 11/01/13	Ending Account Value 04/30/2014	Annualized Expense Ratios	Expenses Paid During Period
Curian/PIMCO Income Fund	$1,000.00	$1,032.00	0.86%	$4.33	$1,000.00	$1,020.55	0.86%	$4.31
Curian/PIMCO Total Return Fund	1,000.00	1,010.40	0.80	3.99	1,000.00	1,020.83	0.80	4.01
Curian/WMC International Equity Fund	1,000.00	1,039.90	1.31	6.63	1,000.00	1,018.28	1.31	6.56

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 are available (1) without charge, upon request by calling 1-877-874-4143 (Curian Client Services), (2) on Curian Capital’s website at www.curian.com, and (3) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF CURIAN SERIES TRUST (“TRUST”)

The Interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended April 30, 2014:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX(1)
David W. Agostine	$17,850	$0	$0	$76,000
Gregory P. Contillo	$16,100	$0	$0	$68,500
Dylan E. Taylor	$15,238	$0	$0	$64,750
Mark S. Wehrle	$16,273	$0	$0	$69,250	(2)
Scot T. Wetzel	$15,525	$0	$0	$66,000	(3)

(1)   The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust and Curian Variable Series Trust (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees paid to all the Independent Trustees from the Trust and Fund Complex are $344,500.

(2)   Amount includes $13,850 deferred by Mr. Wehrle.

(3)   Amount includes $28,500 deferred by Mr. Wetzel.

CURIAN SERIES TRUST

APPROVAL OF CURIAN SERIES TRUST’S (“TRUST”)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue the Funds’ advisory and sub-advisory agreement(s).

At a telephonic meeting held on November 27, 2013 and an in-person meeting held on December 3, 2013, the Board, including all of the Independent Trustees, considered information relating to the Funds’ investment advisory agreement (“Advisory Agreement”) with Curian Capital, LLC (“Curian” or “Adviser”), and information relating to the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” and together the “Sub-Advisory Agreements”) (“Agreements” refers to the Advisory Agreement and the Sub-Advisory Agreements) among Curian, the Trust, and each Fund’s investment sub-adviser: Pacific Investment Management Company LLC and Wellington Management Company, LLP (each a “Sub-Adviser” and collectively “Sub-Advisers”).

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  Prior to the meeting, independent legal counsel discussed the materials with the Independent Trustees and independent legal counsel requested updated information on behalf of the Independent Trustees.  The Board received this information and met, as noted above, to consider the information.  The Board had also discussed this information at a telephonic meeting held on November 27, 2013.  At the conclusion of the Board’s discussion on December 3, 2013, the Board approved the continuation of the Agreements.

For each Fund, Curian and each Sub-Adviser provided information related to the following factors:  (1) the nature, quality and extent of the services each provides, (2) the investment performance of each Fund, (3) the cost of the services of the Adviser and Sub-Advisers and comparative expense information, (4) whether economies are being realized as the Funds grow and whether the fee structure is designed to provide economies of scale for the Funds’ investors, (5) the profits that Curian and each Sub-Adviser derive from its relationship with the Fund, and (6) other “fall-out” benefits that could be realized by Curian or the Sub-Adviser (i.e., ancillary benefits derived by Curian, a Sub-Adviser or any of their affiliates from the relationship with the Funds).  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian and each Sub-Adviser, as well as the terms of the Agreements.  Based on its evaluation of those materials, the Board, including all the interested and Independent Trustees, concluded that the Advisory Agreement is in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous matters, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by Curian and the Sub-Advisers.

For each Fund, the Board considered the services provided by Curian, including, but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement, recommending the hiring and removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemptive order, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that Curian monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent and custodian.  With respect to Curian’s oversight of the Sub-Advisers, the Board noted that Curian is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services provided by each Sub-Adviser.  The Board noted Curian’s evaluation of the Sub-Advisers, as well as Curian’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of Curian’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications and backgrounds of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to Curian’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations and other relevant information.  The Board considered compliance reports about Curian and each Sub-Adviser from the Trust’s Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by Curian under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by its Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund.  For each Fund, the Board reviewed performance history as compared to the Fund’s benchmark index and as compared to the average performance returns for other funds similar in size, character and/or investment strategy (the “peer group”), as provided by an independent data service.  The performance reviewed by the Board was for the periods ended June 30, 2013, unless otherwise noted.

Curian/PIMCO Income Fund.  The Board noted that the Fund had outperformed its benchmark and its peer group average for the one-year and since inception periods.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/PIMCO Total Return Fund.  The Board noted that the Fund had outperformed its benchmark for the one-year and since inception periods, though the Fund had underperformed its peer group average for the one-year and since inception periods.  The Board further considered that the Fund does not have a three-year track record and that it would be prudent to allow the Sub-Adviser more time to develop its track record.  Based on its review, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/WMC International Equity Fund.  The Board noted that the Fund had outperformed its benchmark for the one-year and since inception periods, but that it had underperformed its peer group average for each of those periods.  The Board further considered that the Fund does not have a three-year track record and that it would be prudent to allow the Sub-Adviser more time to develop its track record.  The Board concluded from its review that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Costs of Services

The Board reviewed the fees paid to Curian and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients.  The Board noted that each Fund pays both its own advisory fees and sub-advisory fees, and it considered the effect of the advisory fee waiver on total annual operating expenses.  The Board also noted that Curian does not manage any institutional accounts with which the Funds’ fees could be compared, though the Board did compare other accounts managed by Curian.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds in its peer group.  The Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee for other funds in its peer group.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

Curian/PIMCO Income Fund.  The Board noted that the Fund’s advisory fee is lower than the peer group average after fee waivers.  The Board also noted that the Fund’s peer group had one other fund that was sub-advised and that the Fund’s sub-advisory fee was the same as that fund.  The Board considered that the Fund’s total expense ratio is higher than the peer group average.  The Board considered the effect of other expenses on the Fund’s total expense ratio.  The Board also reviewed information regarding the services performed by the Adviser and Sub-Adviser, how they affect Fund expenses, and how they compare to other funds in the peer group.  In light of all the information provided, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/PIMCO Total Return Fund.  The Board noted that the Fund’s advisory fee is lower than the peer group average after fee waivers, and that the Fund’s sub-advisory fee is the mean of its peer group.  The Board also noted that the Fund’s total expense ratio is higher than the peer group average.  The Board considered the effect of other expenses on the Fund’s total expense ratio.  The Board also reviewed information regarding the services performed by the Adviser and Sub-Adviser, how they affect Fund expenses, and how they compare to other funds in the peer group.  In light of all the information provided, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Curian/WMC International Equity Fund.  The Board noted that the Fund’s advisory fee is lower than the peer group average after fee waivers.  The Board considered that of the two other funds in the Fund’s peer group that had sub-advisory fees, the Fund’s sub-advisory fee is the lowest.  The Board also noted that the Fund’s total expense ratio is lower than the peer group average.  The Board considered the effect of other expenses on the Fund’s total expense ratio.  The Board also considered the services performed by the Adviser and Sub-Adviser, how they affect Fund expenses, and how they compare to other funds in the peer group.  In light of all the information provided, the Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Economies of Scale

The Board considered economies of scale and noted that the Sub-Advisory Agreements for the Curian/PIMCO Total Return Fund and the Curian/WMC International Equity Fund include breakpoints.  The Funds each pay their own sub-advisory fees, and consequently, shareholders could directly benefit from these breakpoints The Board also considered the Adviser’s assertion that the Adviser may also benefit from sub-advisory fee breakpoints to the extent that the Adviser is reimbursing certain Fund expenses in order to meet each Fund’s expense limit.

Profitability

The Board considered information concerning the costs incurred, and profits realized by the Adviser and each Sub-Adviser.  The Board also considered the Adviser’s fee waiver agreement, pursuant to which it reduces its fees and reimburses other expenses of the Funds in order to limit the total annual operating expenses of the Funds.  In light of the information provided, the Board determined that the profits realized by the Adviser and each Sub-Adviser were not unreasonable.

Other Benefits to Curian and the Sub-Advisers

In evaluating the benefits that accrue to Curian through its relationship with the Funds, the Board noted that Curian and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain services to the Funds.  The Board noted that each service provided to the Funds by Curian or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically, as required by law.

Further, in evaluating benefits to the Adviser and its affiliates, the Board considered the arrangement by the Sub-Adviser of Curian/PIMCO Total Return Fund and JNL/PIMCO Total Return Bond Fund to combine assets of both funds, which in turn, renders both funds subject to a reduced sub-advisory fee.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with Curian, the Funds, or other clients of the Sub-adviser as a result of its relationship with the Fund(s).

Curian Capital, LLC

7601 Technology Way

Denver, CO 80237

WWW.CURIAN.COM | WWW.CURIANCLEARING.COM

IIS7476S 05/14

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	July 1, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	July 1, 2014

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.